UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated

351 West Camden Street, Baltimore, MD 21201

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end:   October 31, 2013

Date of reporting period:   April 30, 2013

Item 1. Reports to Stockholders.

APRIL 30, 2013

2013 SEMI-ANNUAL REPORT (UNAUDITED)

iShares, Inc.

➢	iShares Emerging Markets Corporate Bond Fund | CEMB | BATS
➢	iShares Emerging Markets High Yield Bond Fund | EMHY | BATS
➢	iShares Emerging Markets Local Currency Bond Fund | LEMB | NYSE Arca
➢	iShares Global ex USD High Yield Corporate Bond Fund | HYXU | BATS
➢	iShares Global High Yield Corporate Bond Fund | GHYG | BATS

Fund Performance Overview

iSHARES® EMERGING MARKETS CORPORATE BOND FUND

Performance as of April 30, 2013

The iShares Emerging Markets Corporate Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar® Emerging Markets Corporate Bond IndexSM (the “Index”). The Index measures the performance of the U.S. dollar-denominated emerging market corporate bond market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six month reporting period ended April 30, 2013, the total return for the Fund was 2.22%, net of fees, while the total return for the Index was 2.48%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	9.11%	9.88%	9.82%	9.11%	9.88%	9.82%
Since Inception	9.74%	10.74%	10.37%	10.14%	11.17%	10.77%

The inception date of the Fund was 4/17/12. The first day of secondary market trading was 4/19/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/12)	Ending Account Value (4/30/13)	Expenses Paid During Period [a]	Beginning Account Value (11/1/12)	Ending Account Value (4/30/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,022.20	$3.01	$1,000.00	$1,021.80	$3.01	0.60%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

PORTFOLIO ALLOCATION

As of 4/30/13

Sector/Investment Type	Percentage of Net Assets

Foreign Agency Obligations	50.46%
Financial	18.80
Basic Materials	9.01
Communications	7.35
Energy	3.75
Industrial	3.38
Diversified	2.98
Consumer Non-Cyclical	1.58
Consumer Cyclical	0.30
Short-Term and Other Net Assets	2.39

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 4/30/13

Security	Percentage of Net Assets

Petrobras International Finance Co., 5.38%, 01/27/21 (Brazil)	1.11%
America Movil SAB de CV, 3.13%, 07/16/22 (Mexico)	1.09
Petroleos de Venezuela SA, 8.50%, 11/02/17 (Venezuela)	0.93
Taqa Abu Dhabi National Energy Co., 4.75%, 09/15/14 (United Arab Emirates)	0.84
Petroleos Mexicanos, 5.50%, 01/21/21 (Mexico)	0.79
IPIC GMTN Ltd., 5.00%, 11/15/20 (United Arab Emirates)	0.77
Petrobras International Finance Co., 5.75%, 01/20/20 (Brazil)	0.76
Reliance Holdings USA Inc., 5.40%, 02/14/22 (India)	0.76
Majapahit Holding BV, 7.75%, 01/20/20 (Indonesia)	0.74
Petroleos Mexicanos, 6.50%, 06/02/41 (Mexico)	0.70

TOTAL	8.49%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® EMERGING MARKETS HIGH YIELD BOND FUND

Performance as of April 30, 2013

The iShares Emerging Markets High Yield Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar® Emerging Markets High Yield Bond IndexSM (the “Index”). The Index measures the performance of the below-investment-grade U.S. dollar-denominated emerging market sovereign and corporate high yield bond market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six month reporting period ended April 30, 2013, the total return for the Fund was 4.79%, net of fees, while the total return for the Index was 4.96%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	13.71%	13.61%	14.41%	13.71%	13.61%	14.41%
Since Inception	14.31%	15.09%	14.96%	15.48%	16.34%	16.17%

The inception date of the Fund was 4/3/12. The first day of secondary market trading was 4/3/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/12)	Ending Account Value (4/30/13)	Expenses Paid During Period [a]	Beginning Account Value (11/1/12)	Ending Account Value (4/30/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,047.90	$3.30	$1,000.00	$1,021.60	$3.26	0.65%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

BOND CREDIT QUALITY

As of 4/30/13

Moody’s Credit Rating	Percentage of Total Investments*

Baa3	1.99%
Ba1	40.81
Ba2	2.90
Ba3	7.87
B1	6.04
B2	14.21
B3	4.22
Caa1	2.94
Caa3	0.58
Not Rated	18.44

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS

As of 4/30/13

Security	Percentage of Net Assets

Petroleos de Venezuela SA, 8.50%, 11/02/17 (Venezuela)	1.92%
Turkey (Republic of), 7.38%, 02/05/25	1.72
Venezuela (Bolivarian Republic of), 11.95%, 08/05/31	1.57
Turkey (Republic of), 6.00%, 01/14/41	1.40
Turkey (Republic of), 6.88%, 03/17/36	1.38
Philippines (Republic of the), 7.75%, 01/14/31	1.35
Philippines (Republic of the), 6.38%, 10/23/34	1.35
Turkey (Republic of), 7.00%, 06/05/20	1.34
Turkey (Republic of), 6.25%, 09/26/22	1.34
Venezuela (Bolivarian Republic of), 9.25%, 09/15/27	1.30

TOTAL	14.67%

6	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® EMERGING MARKETS LOCAL CURRENCY BOND FUND

Performance as of April 30, 2013

The iShares Emerging Markets Local Currency Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Emerging Markets Broad Local Currency Bond Index (the “Index”). The Index measures the performance of local currency-denominated sovereign bond markets of emerging market countries. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six month reporting period ended April 30, 2013, the total return for the Fund was 5.13%, net of fees, while the total return for the Index was 5.22%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	9.18%	8.96%	9.38%	9.18%	8.96%	9.38%
Since Inception	8.78%	9.56%	8.91%	13.79%	15.03%	14.00%

The inception date of the Fund was 10/18/11. The first day of secondary market trading was 10/20/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/12)	Ending Account Value (4/30/13)	Expenses Paid During Period [a]	Beginning Account Value (11/1/12)	Ending Account Value (4/30/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,051.30	$3.05	$1,000.00	$1,021.80	$3.01	0.60%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

BOND CREDIT QUALITY

As of 4/30/13

Moody’s Credit Rating	Percentage of Total Investments*

Aa3	20.94%
A1	3.09
A2	3.83
A3	4.20
Baa1	22.08
Baa2	7.96
Baa3	4.85
Ba1	7.12
Caa1	0.05
Not Rated	25.88

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS

As of 4/30/13

Security	Percentage of Net Assets

Brazil (Federative Republic of) 0.00%, 01/01/15	4.09%
Korea (Republic of), 3.00%, 12/10/13	3.98
Korea (Republic of), 3.75%, 06/10/13	3.63
Korea (Republic of), 4.00%, 03/10/16	3.60
Brazil (Federative Republic of) 0.00%, 01/01/14	3.46
Turkey (Republic of), 9.00%, 01/27/16	3.33
Brazil (Federative Republic of), 9.76%, 01/01/21	3.12
Malaysia (Federation of), 5.73%, 07/30/19	2.82
United Mexican States, 7.25%, 12/15/16	2.82
Israel (State of), 6.00%, 02/28/19	2.80

TOTAL	33.65%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® GLOBAL EX USD HIGH YIELD CORPORATE BOND FUND

Performance as of April 30, 2013

The iShares Global ex USD High Yield Corporate Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Markit iBoxx Global Developed Markets ex-US High Yield Index (the “Index”). The Index is a rules-based index designed to provide a broad representation of the global ex-U.S. dollar high yield corporate bond market and consists of high yield corporate bonds denominated in euros, British pounds sterling and Canadian dollars. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six month reporting period ended April 30, 2013, the total return for the Fund was 8.38%, net of fees, while the total return for the Index was 8.35%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	16.11%	15.45%	15.12%	16.11%	15.45%	15.12%
Since Inception	14.24%	14.66%	14.18%	15.41%	15.87%	15.32%

The inception date of the Fund was 4/3/12. The first day of secondary market trading was 4/3/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/12)	Ending Account Value (4/30/13)	Expenses Paid During Period [a]	Beginning Account Value (11/1/12)	Ending Account Value (4/30/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,083.80	$2.07	$1,000.00	$1,022.80	$2.01	0.40%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

PORTFOLIO ALLOCATION

As of 4/30/13

Sector/Investment Type	Percentage of Net Assets

Communications	18.94%
Industrial	17.83
Financial	16.31
Consumer Cyclical	16.29
Consumer Non-Cyclical	8.42
Basic Materials	7.96
Utilities	4.52
Diversified	3.59
Energy	2.20
Foreign Agency Obligations	1.12
Short-Term and Other Net Assets	2.82

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 4/30/13

Security	Percentage of Net Assets

Lafarge SA, 5.38%, 06/26/17 (France)	1.81%
HeidelbergCement Finance BV, 8.00%, 01/31/17 (Netherlands)	1.80
Fiat Finance & Trade SA, 6.38%, 04/01/16 (Luxembourg)	1.78
Renault SA, 5.63%, 06/30/15 (France)	1.61
Wind Acquisition Finance SA, 11.75%, 07/15/17 (Luxembourg)	1.29
Banco Espirito Santo SA, 5.63%, 06/05/14 (Portugal)	1.24
OTE PLC, 7.25%, 02/12/15 (Greece)	1.09
Nara Cable Funding Ltd., 8.88%, 12/01/18 (Spain)	0.97
Fiat Industrial Finance Europe SA, 5.25%, 03/11/15 (Luxembourg)	0.96
Mapfre SA, 5.13%, 11/16/15 (Spain)	0.96

TOTAL	13.51%

8	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND FUND

Performance as of April 30, 2013

The iShares Global High Yield Corporate Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Markit iBoxx Global Developed Markets High Yield Index (the “Index”). The Index is a rules-based index designed to provide a broad representation of the global high yield corporate bond market and consists of high yield corporate bonds denominated in U.S. dollars, euros, British pounds sterling and Canadian dollars. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six month reporting period ended April 30, 2013, the total return for the Fund was 7.02%, net of fees, while the total return for the Index was 7.02%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	13.31%	12.66%	13.40%	13.31%	12.66%	13.40%
Since Inception	12.95%	13.38%	13.22%	14.01%	14.48%	14.27%

The inception date of the Fund was 4/3/12. The first day of secondary market trading was 4/5/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/12)	Ending Account Value (4/30/13)	Expenses Paid During Period [a]	Beginning Account Value (11/1/12)	Ending Account Value (4/30/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,070.20	$2.05	$1,000.00	$1,022.80	$2.01	0.40%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

PORTFOLIO ALLOCATION

As of 4/30/13

Sector/Investment Type	Percentage of Net Assets

Communications	21.08%
Consumer Non-Cyclical	13.53
Consumer Cyclical	13.19
Financial	11.49
Energy	11.32
Industrial	10.19
Basic Materials	7.40
Utilities	4.70
Technology	3.71
Diversified	0.86
Foreign Agency Obligations	0.35
Short-Term and Other Net Assets	2.18

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 4/30/13

Security	Percentage of Net Assets

HCA Inc., 6.50%, 02/15/20	0.78%
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC, 7.13%, 04/15/19	0.64
Lafarge SA, 5.38%, 06/26/17 (France)	0.61
Calpine Corp., 7.50%, 02/15/21	0.60
Fiat Finance & Trade SA, 6.38%, 04/01/16 (Luxembourg)	0.60
UPCB Finance V Ltd., 7.25%, 11/15/21 (Cayman Islands)	0.57
ArcelorMittal SA, 6.13%, 06/01/18 (Luxembourg)	0.56
Ally Financial Inc., 8.00%, 03/15/20	0.54
HeidelbergCement Finance BV, 8.00%, 01/31/17 (Netherlands)	0.53
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC, 5.75%, 10/15/20	0.53

TOTAL	5.96%

FUND PERFORMANCE OVERVIEWS	9

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on November 1, 2012 and held through April 30, 2013, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® EMERGING MARKETS CORPORATE BOND FUND

April 30, 2013

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES[a] — 47.15%

BRAZIL — 11.19%
Banco Bradesco SA
5.90%, 01/16/21	$200	$219,300
6.75%, 09/29/19[b]	150	173,250
Banco BTG Pactual SA
4.00%, 01/16/20[b]	200	192,000
Banco Santander Brasil SA
4.50%, 04/06/15[b]	100	104,400
Banco Votorantim SA
7.38%, 01/21/20	100	114,750
Braskem Finance Ltd.
7.00%, 05/07/20	100	115,000
7.25%, 06/05/18	100	115,000
CSN Resources SA
6.50%, 07/21/20	100	107,000
Fibria Overseas Finance Ltd.
7.50%, 05/04/20 (Call 05/04/15)[b]	100	113,750
Gerdau Trade Inc.
5.75%, 01/30/21	100	107,700
GTL Trade Finance Inc.
7.25%, 10/20/17[b]	200	231,500
Itau Unibanco Holding SA
5.50%, 08/06/22[b]	200	212,400
5.75%, 01/22/21[b]	100	108,000
6.20%, 04/15/20[b]	200	222,000
JBS USA LLC
7.25%, 06/01/21 (Call 06/01/15)	86	91,160
8.25%, 02/01/20 (Call 02/01/15)	63	69,615
Odebrecht Drilling Norbe VIII/IX Ltd.
6.35%, 06/30/21 (Call 06/30/20)[b]	97	107,559
Odebrecht Finance Ltd.
6.00%, 04/05/23	200	229,900
OGX Austria GmbH
8.50%, 06/01/18 (Call 06/01/15)	200	125,500
Telemar Norte Leste SA
5.50%, 10/23/20[b]	200	210,000
Vale Overseas Ltd.
4.38%, 01/11/22	200	210,476
4.63%, 09/15/20	175	190,108
5.63%, 09/15/19	75	86,339
6.88%, 11/21/36	169	200,675
6.88%, 11/10/39	100	119,831

Security	Principal (000s)	Value

8.25%, 01/17/34	$50	$66,623
Vale SA
5.63%, 09/11/42	85	88,797
Voto Votorantim Overseas Trading Co.
6.63%, 09/25/19[b]	200	234,000

		4,166,633
CHILE — 0.54%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22	37	38,398
Cencosud SA
5.50%, 01/20/21	150	162,777

		201,175
CHINA — 3.48%
Agile Property Holdings Ltd.
8.88%, 04/28/17 (Call 04/28/14)[b]	100	107,750
Baidu Inc.
2.25%, 11/28/17	200	202,890
China Overseas Finance II Ltd.
5.50%, 11/10/20[b]	200	228,592
Country Garden Holdings Co. Ltd.
7.50%, 01/10/23 (Call 01/10/18)	200	208,500
Evergrande Real Estate Group Ltd.
13.00%, 01/27/15	100	109,000
Industrial & Commercial Bank of China (Asia) Ltd.
5.13%, 11/30/20[b]	100	110,687
Longfor Properties Co. Ltd.
9.50%, 04/07/16 (Call 04/07/14)	200	218,750
Shimao Property Holdings Ltd.
9.65%, 08/03/17 (Call 08/03/14)[b]	100	110,118

		1,296,287
COLOMBIA — 1.11%
Bancolombia SA
5.13%, 09/11/22	50	51,075
6.13%, 07/26/20	147	160,965
Grupo Aval Ltd.
4.75%, 09/26/22	200	201,750

		413,790
HONG KONG — 4.39%
Bank of China Hong Kong Ltd.
5.55%, 02/11/20	200	226,775
Bank of East Asia Ltd.
6.13%, 07/16/20	100	116,723

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS CORPORATE BOND FUND

April 30, 2013

Security	Principal (000s)	Value

CITIC Pacific Ltd.
6.63%, 04/15/21[b]	$200	$205,862
Hongkong Land Finance Co. Ltd.
4.50%, 10/07/25	100	105,813
Hutchison Whampoa Finance (CI) Ltd.
7.45%, 08/01/17[b]	100	122,672
Hutchison Whampoa International Ltd.
4.63%, 09/11/15[b]	100	107,540
5.75%, 09/11/19[b]	100	118,804
7.45%, 11/24/33[b]	100	143,539
7.63%, 04/09/19[b]	200	257,108
Li & Fung Ltd.
5.25%, 05/13/20[b]	100	110,469
Swire Pacific MTN Financing Ltd.
5.50%, 08/19/19	100	116,805

		1,632,110
INDIA — 3.14%
Axis Bank Ltd.
4.75%, 05/02/16[b]	100	105,242
Bharti Airtel International Netherlands BV
5.13%, 03/11/23	200	205,520
ICICI Bank Ltd.
5.00%, 01/15/16	116	123,958
5.75%, 11/16/20	200	222,919
Reliance Holdings USA Inc.
5.40%, 02/14/22	250	281,775
Vedanta Resources PLC
9.50%, 07/18/18	200	229,000

		1,168,414
ISRAEL — 0.41%
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	150	153,093

		153,093
JAMAICA — 0.84%
Digicel Group Ltd.
10.50%, 04/15/18 (Call 04/15/14)	100	110,750
Digicel Ltd.
6.00%, 04/15/21	200	200,500

		311,250

Security	Principal (000s)	Value

KAZAKHSTAN — 0.29%
Halyk Savings Bank of Kazakhstan JSC
7.25%, 05/03/17[b]	$100	$108,000

		108,000
KUWAIT — 0.35%
Kuwait Projects Co.
9.38%, 07/15/20	100	128,510

		128,510
MEXICO — 6.26%
America Movil SAB de CV
3.13%, 07/16/22	400	407,051
5.00%, 10/16/19	125	143,530
5.00%, 03/30/20	100	115,119
5.75%, 01/15/15	60	64,907
6.13%, 03/30/40	100	124,983
6.38%, 03/01/35	100	126,340
BBVA Bancomer SA Texas Agency
4.50%, 03/10/16	158	168,270
7.25%, 04/22/20[b]	200	229,000
Cemex Espana SA (Luxembourg)
9.25%, 05/12/20 (Call 05/12/15)	170	187,000
9.88%, 04/30/19 (Call 04/30/16)	150	171,750
Cemex Finance LLC
9.50%, 12/14/16 (Call 12/14/13)	100	107,500
Cemex SAB de CV
9.00%, 01/11/18 (Call 01/11/15)	100	109,000
Grupo Bimbo SAB de CV
4.50%, 01/25/22	100	110,670
Grupo Televisa SAB de CV
6.63%, 01/15/40	56	72,276
NII Capital Corp.
7.63%, 04/01/21 (Call 04/01/16)	100	88,500
10.00%, 08/15/16 (Call 08/15/13)	100	103,000

		2,328,896
PERU — 1.01%
Banco de Credito del Peru
5.38%, 09/16/20	100	110,000
Southern Copper Corp.
5.25%, 11/08/42	90	86,707
6.75%, 04/16/40	48	55,616
7.50%, 07/27/35	100	124,460

		376,783

12	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS CORPORATE BOND FUND

April 30, 2013

Security	Principal (000s)	Value

QATAR — 0.28%
CBQ Finance Ltd.
5.00%, 11/18/14[b]	$100	$105,500

		105,500
RUSSIA — 5.02%
Alfa Bank OJSC Via Alfa Bond Issuance PLC
7.88%, 09/25/17[b]	200	226,020
ALROSA Finance SA
8.88%, 11/17/14[b]	100	109,940
Evraz Group SA
8.25%, 11/10/15[b]	100	109,490
9.50%, 04/24/18[b]	100	112,550
LUKOIL International Finance BV
6.66%, 06/07/22[b]	120	142,650
7.25%, 11/05/19[b]	100	121,000
Severstal OAO Via Steel Capital SA
6.70%, 10/25/17[b]	100	107,625
TNK-BP Finance SA
6.63%, 03/20/17	119	135,660
7.25%, 02/02/20[b]	100	119,875
7.88%, 03/13/18[b]	100	120,500
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
6.49%, 02/02/16[b]	200	215,000
9.13%, 04/30/18[b]	100	120,090
VimpelCom Holdings BV
7.50%, 03/01/22[b]	200	226,000

		1,866,400
SINGAPORE — 1.71%
DBS Bank Ltd.
2.35%, 02/28/17[b]	200	206,838
Noble Group Ltd.
6.75%, 01/29/20	100	111,250
Oversea-Chinese Banking Corp. Ltd.
3.75%, 11/15/22 (Call 11/15/17)[c]	100	105,987
4.25%, 11/18/19 (Call 11/18/14)[c]	100	104,048
PSA International Pte Ltd.
3.88%, 02/11/21[b]	100	109,902

		638,025
SOUTH AFRICA — 0.28%
AngloGold Ashanti Holdings PLC
5.13%, 08/01/22	50	50,362
5.38%, 04/15/20	50	52,418

		102,780

Security	Principal (000s)	Value

SOUTH KOREA — 3.34%
GS Caltex Corp.
5.50%, 04/24/17	$100	$112,178
Hana Bank
4.00%, 11/03/16[b]	200	216,197
Hyundai Capital America
2.13%, 10/02/17	50	50,119
Hyundai Capital Services Inc.
6.00%, 05/05/15[b]	200	217,670
POSCO
4.25%, 10/28/20[b]	200	217,000
Shinhan Bank
4.38%, 09/15/15[b]	200	213,747
Woori Bank Co. Ltd.
4.75%, 01/20/16[b]	200	216,879

		1,243,790
THAILAND — 0.93%
Bangkok Bank PCL
4.80%, 10/18/20	100	111,842
PTTEP Canada International Finance Ltd.
5.69%, 04/05/21[b]	200	234,246

		346,088
TURKEY — 2.29%
Akbank TAS
5.00%, 10/24/22	200	213,000
Turkiye Garanti Bankasi AS
5.25%, 09/13/22	200	217,500
Turkiye Is Bankasi AS
3.88%, 11/07/17[b]	200	206,000
Turkiye Vakiflar Bankasi Tao
5.75%, 04/24/17[b]	200	217,000

		853,500
UKRAINE — 0.29%
Metinvest BV
10.25%, 05/20/15[b]	100	106,750

		106,750

TOTAL CORPORATE BONDS & NOTES
(Cost: $17,217,004)		17,547,774

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS CORPORATE BOND FUND

April 30, 2013

Security	Principal (000s)	Value

FOREIGN AGENCY OBLIGATIONS[a] — 50.46%

BRAZIL — 7.06%
Banco do Brasil SA
5.38%, 01/15/21	$200	$213,000
5.88%, 01/19/23	200	218,500
Banco Nacional de Desenvolvimento Economico e Social
6.37%, 06/16/18[b]	100	117,500
6.50%, 06/10/19	100	119,750
Caixa Economica Federal
2.38%, 11/06/17[b]	150	146,475
Centrais Eletricas Brasileiras SA
6.88%, 07/30/19[b]	200	229,000
Petrobras International Finance Co.
3.50%, 02/06/17	75	78,144
3.88%, 01/27/16	200	210,042
5.38%, 01/27/21	375	414,100
5.75%, 01/20/20	250	282,187
5.88%, 03/01/18	100	113,752
6.75%, 01/27/41	125	148,253
6.88%, 01/20/40	75	89,555
7.88%, 03/15/19	200	248,695

		2,628,953
CHILE — 1.87%
Banco del Estado de Chile
4.13%, 10/07/20	150	161,937
Corporacion Nacional del Cobre de Chile
3.75%, 11/04/20[b]	100	106,913
4.25%, 07/17/42[b]	200	194,378
7.50%, 01/15/19[b]	100	127,086
Empresa Nacional del Petroleo
4.75%, 12/06/21	100	106,114

		696,428
CHINA — 3.51%
Amber Circle Funding Ltd.
3.25%, 12/04/22[b]	200	201,616
China Development Bank Corp.
5.00%, 10/15/15	100	109,373
CNOOC Finance 2012 Ltd.
5.00%, 05/02/42	200	222,291

Security	Principal (000s)	Value

CNPC HK Overseas Capital Ltd.
4.50%, 04/28/21	$200	$223,042
Export-Import Bank of China (The)
4.88%, 07/21/15[b]	100	108,217
Sinochem Overseas Capital Co. Ltd.
4.50%, 11/12/20[b]	200	219,719
Sinopec Group Overseas Development 2012 Ltd.
4.88%, 05/17/42	200	219,954

		1,304,212
COLOMBIA — 0.30%
Ecopetrol SA
7.63%, 07/23/19	87	110,925

		110,925
INDIA — 1.38%
Export-Import Bank of India (The)
4.00%, 01/14/23[b]	200	203,402
Indian Oil Corp. Ltd.
4.75%, 01/22/15[b]	100	104,384
State Bank of India
4.50%, 10/23/14[b]	200	207,327

		515,113
INDONESIA — 1.67%
Majapahit Holding BV
7.75%, 01/20/20[b]	220	274,450
7.88%, 06/29/37[b]	100	132,500
PT Pertamina (Persero) Tbk
6.00%, 05/03/42	200	215,080

		622,030
ISRAEL — 0.60%
Israel Electric Corp. Ltd.
6.70%, 02/10/17[b]	200	224,000

		224,000
KAZAKHSTAN — 1.97%
Kazakhstan Temir Zholy Finance BV
6.95%, 07/10/42[b]	200	237,000
KazMunaiGaz Finance Sub BV
7.00%, 05/05/20[b]	200	241,000
KazMunaiGaz National Co.
9.13%, 07/02/18[b]	200	255,500

		733,500

14	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS CORPORATE BOND FUND

April 30, 2013

Security	Principal (000s)	Value

MALAYSIA — 1.33%
Penerbangan Malaysia Bhd
5.63%, 03/15/16[b]	$100	$111,677
Petroliam Nasional Bhd
7.63%, 10/15/26[b]	100	146,325
Petronas Capital Ltd.
5.25%, 08/12/19[b]	200	235,846

		493,848
MEXICO — 4.65%
Comision Federal de Electricidad
4.88%, 05/26/21	200	227,500
Pemex Project Funding Master Trust
5.75%, 03/01/18	200	233,500
6.63%, 06/15/35	150	188,667
Petroleos Mexicanos
4.88%, 03/15/15	150	160,548
4.88%, 01/24/22	75	85,312
5.50%, 01/21/21	250	293,125
5.50%, 06/27/44	125	136,875
6.50%, 06/02/41	210	260,925
8.00%, 05/03/19	110	143,000

		1,729,452
PHILIPPINES — 0.68%
Power Sector Assets & Liabilities Management Corp.
6.88%, 11/02/16[b]	100	116,500
7.39%, 12/02/24	100	136,250

		252,750
QATAR — 2.95%
Nakilat Inc.
6.07%, 12/31/33	100	121,250
Qatari Diar Finance QSC
3.50%, 07/21/15[b]	100	105,120
5.00%, 07/21/20[b]	100	114,600
QNB Finance Ltd.
2.13%, 02/14/18[b]	200	197,900
Qtel International Finance Ltd.
5.00%, 10/19/25[b]	200	221,000
7.88%, 06/10/19[b]	100	130,625
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.30%, 09/30/20[b]	189	208,847

		1,099,342

Security	Principal (000s)	Value

RUSSIA — 5.43%
Gazprom OAO Via Gaz Capital SA
6.21%, 11/22/16[b]	$100	$112,310
7.29%, 08/16/37[b]	100	124,000
8.63%, 04/28/34[b]	50	69,375
9.25%, 04/23/19[b]	100	130,250
Gazprom OAO Vis Gaz Capital SA
8.15%, 04/11/18[b]	100	122,500
Gazprombank OJSC
6.25%, 12/15/14[b]	100	106,150
Russian Agricultural Bank OJSC Via RSHB Capital SA
6.30%, 05/15/17[b]	100	110,125
Russian Railways
5.74%, 04/03/17[b]	100	110,500
Sberbank of Russia Via SB Capital SA
5.40%, 03/24/17[b]	100	109,400
6.13%, 02/07/22[b]	200	228,250
Transneft OJSC Via TransCapitalInvest Ltd.
8.70%, 08/07/18[b]	100	127,625
Vnesheconombank Via VEB Finance PLC
5.45%, 11/22/17[b]	100	109,900
6.90%, 07/09/20[b]	100	118,600
VTB Bank OJSC
6.55%, 10/13/20[b]	100	111,625
6.88%, 05/29/18[b]	100	112,150
VTB Bank OJSC Via VTB Capital SA
6.25%, 06/30/35[b]	200	217,500

		2,020,260
SOUTH AFRICA — 1.17%
Eskom Holdings Ltd.
5.75%, 01/26/21[b]	200	223,500
Transnet SOC Ltd.
4.50%, 02/10/16[b]	200	211,966

		435,466
SOUTH KOREA — 4.77%
Export-Import Bank of Korea (The)
4.00%, 01/29/21	100	108,475
4.38%, 09/15/21	200	222,163
5.13%, 06/29/20	100	115,856
5.88%, 01/14/15	100	107,546

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS CORPORATE BOND FUND

April 30, 2013

Security	Principal (000s)	Value

Korea Development Bank (The)
3.25%, 03/09/16	$100	$104,975
3.88%, 05/04/17	200	216,296
Korea Expressway Corp.
5.13%, 05/20/15[b]	50	53,629
Korea Finance Corp.
3.25%, 09/20/16	100	105,709
Korea Gas Corp.
4.25%, 11/02/20[b]	100	109,922
6.00%, 07/15/14	100	105,562
Korea Hydro & Nuclear Power Co. Ltd.
6.25%, 06/17/14[b]	200	210,734
Korea National Oil Corp.
2.88%, 11/09/15[b]	200	207,214
National Agricultural Cooperative Federation
4.25%, 01/28/16[b]	100	107,312

		1,775,393
THAILAND — 0.54%
PTT PCL
3.38%, 10/25/22	200	201,617

		201,617
TRINIDAD AND TOBAGO — 0.34%
Petroleum Co. of Trinidad & Tobago Ltd.
9.75%, 08/14/19[b]	100	128,000

		128,000
UKRAINE — 0.28%
Naftogaz of Ukraine
9.50%, 09/30/14	100	103,710

		103,710
UNITED ARAB EMIRATES — 6.28%
Abu Dhabi National Energy Co.
5.88%, 10/27/16[b]	100	113,650
6.25%, 09/16/19[b]	100	120,125
6.50%, 10/27/36[b]	100	127,000
ADCB Finance (Cayman) Ltd.
4.75%, 10/08/14[b]	100	104,750
Dolphin Energy Ltd.
5.89%, 06/15/19[b]	165	187,131
DP World Ltd.
6.85%, 07/02/37[b]	200	240,250

Security	Principal or Shares (000s)	Value

Dubai Electricity & Water Authority
7.38%, 10/21/20[b]	$100	$123,125
8.50%, 04/22/15[b]	100	112,250
IPIC GMTN Ltd.
5.00%, 11/15/20[b]	250	285,625
MDC-GMTN BV
3.75%, 04/20/16[b]	200	211,456
National Bank of Abu Dhabi PJSC
4.25%, 03/25/15[b]	200	210,976
Taqa Abu Dhabi National Energy Co.
4.75%, 09/15/14[b]	300	313,929
TDIC Finance Ltd.
6.50%, 07/02/14[b]	100	106,375
Waha Aerospace BV
3.93%, 07/28/20[b]	75	80,156

		2,336,798
VENEZUELA — 3.68%
Petroleos de Venezuela SA
4.90%, 10/28/14	200	192,800
5.00%, 10/28/15	100	92,250
5.25%, 04/12/17[b]	150	130,125
5.38%, 04/12/27[b]	150	105,000
5.50%, 04/12/37[b]	50	34,000
8.50%, 11/02/17	360	348,300
9.00%, 11/17/21	260	245,050
12.75%, 02/17/22	200	223,000

		1,370,525

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $18,439,575)		18,782,322

SHORT-TERM INVESTMENTS — 1.23%

MONEY MARKET FUNDS — 1.23%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[d,e]	459	458,943

		458,943

TOTAL SHORT-TERM INVESTMENTS
(Cost: $458,943)		458,943

16	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS CORPORATE BOND FUND

April 30, 2013

Value

TOTAL INVESTMENTS IN SECURITIES — 98.84%
(Cost: $36,115,522)	$36,789,039
Other Assets, Less Liabilities — 1.16%	432,596

NET ASSETS — 100.00%	$37,221,635

[a]	Investments are denominated in U.S. dollars.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Variable rate security. Rate shown is as of report date.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited)

iSHARES® EMERGING MARKETS HIGH YIELD BOND FUND

April 30, 2013

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES[a] — 26.70%

BRAZIL — 3.14%
Banco BTG Pactual SA
5.75%, 09/28/22[b]	$700	$690,760
ESAL GmbH
6.25%, 02/05/23 (Call 02/05/18)[b]	400	397,600
Fibria Overseas Finance Ltd.
6.75%, 03/03/21 (Call 03/03/16)	1,000	1,116,250
7.50%, 05/04/20 (Call 05/04/15)[b]	1,100	1,251,250
JBS USA LLC
7.25%, 06/01/21 (Call 06/01/15)	150	159,000
8.25%, 02/01/20 (Call 02/01/15)	1,180	1,303,900
Marfrig Holding Europe BV
8.38%, 05/09/18	400	356,000
9.88%, 07/24/17 (Call 01/24/16)	500	467,500
Minerva Luxembourg SA
7.75%, 01/31/23 (Call 01/31/18)[b]	400	427,080
OGX Austria GmbH
8.38%, 04/01/22 (Call 04/01/17)[b]	600	366,000
8.50%, 06/01/18 (Call 06/01/15)	2,500	1,568,750

		8,104,090
CHINA — 3.68%
Agile Property Holdings Ltd.
8.88%, 04/28/17 (Call 04/28/14)[b]	800	862,000
9.88%, 03/20/17[b]	200	228,000
Country Garden Holdings Co. Ltd.
7.50%, 01/10/23 (Call 01/10/18)	900	938,250
11.13%, 02/23/18 (Call 02/23/15)[b]	600	688,500
11.25%, 04/22/17 (Call 04/22/14)	700	782,250
Evergrande Real Estate Group Ltd.
13.00%, 01/27/15	1,450	1,580,500
Kaisa Group Holdings Ltd.
10.25%, 01/08/20[b]	600	659,712
13.50%, 04/28/15	174	185,971
Longfor Properties Co. Ltd.
6.75%, 01/29/23 (Call 01/29/18)[b]	400	405,040
9.50%, 04/07/16 (Call 04/07/14)	700	765,625
Shimao Property Holdings Ltd.
6.63%, 01/14/20 (Call 01/14/17)[b]	600	599,149
9.65%, 08/03/17 (Call 08/03/14)[b]	700	770,828
SOHO China Ltd.
5.75%, 11/07/17 (Call 11/07/15)[b]	1,000	1,010,040

		9,475,865

Security	Principal (000s)	Value

COLOMBIA — 1.16%
Banco Davivienda SA
5.88%, 07/09/22	$600	$633,000
Bancolombia SA
5.13%, 09/11/22	1,000	1,021,500
6.13%, 07/26/20	500	547,500
Pacific Rubiales Energy Corp.
7.25%, 12/12/21 (Call 12/12/16)	700	798,000

		3,000,000
HONG KONG — 1.02%
CITIC Pacific Ltd.
6.63%, 04/15/21[b]	1,500	1,543,965
6.88%, 01/21/18[b]	1,000	1,072,215

		2,616,180
INDIA — 1.80%
Bharti Airtel International Netherlands BV
5.13%, 03/11/23	1,300	1,335,880
ICICI Bank Ltd.
6.38%, 04/30/22 (Call 04/30/17)[b,c]	654	675,255
Vedanta Resources PLC
6.75%, 06/07/16[b]	800	836,960
8.25%, 06/07/21	600	654,000
9.50%, 07/18/18	1,000	1,145,000

		4,647,095
JAMAICA — 1.65%
Digicel Group Ltd.
8.25%, 09/30/20 (Call 09/30/16)	1,300	1,391,000
10.50%, 04/15/18 (Call 04/15/14)	800	886,000
Digicel Ltd.
6.00%, 04/15/21	1,000	1,002,500
8.25%, 09/01/17 (Call 09/01/13)	930	978,825

		4,258,325
KAZAKHSTAN — 0.58%
Halyk Savings Bank of Kazakhstan JSC
7.25%, 05/03/17[b]	400	432,000
7.25%, 01/28/21[b]	600	639,060
Zhaikmunai LP
7.13%, 11/13/19 (Call 11/13/16)	400	433,000

		1,504,060

18	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND FUND

April 30, 2013

Security	Principal (000s)	Value

MACAU — 0.31%
MCE Finance Ltd.
5.00%, 02/15/21 (Call 02/15/16)[d]	$800	$811,000

		811,000
MEXICO — 3.73%
Cemex Espana SA (Luxembourg)
9.25%, 05/12/20 (Call 05/12/15)	1,800	1,980,000
9.88%, 04/30/19 (Call 04/30/16)	1,150	1,316,750
Cemex Finance LLC
9.38%, 10/12/22 (Call 10/12/17)	1,100	1,262,250
9.50%, 12/14/16 (Call 12/14/13)	1,200	1,290,000
Cemex SAB de CV
9.00%, 01/11/18 (Call 01/11/15)	1,397	1,522,730
NII Capital Corp.
7.63%, 04/01/21 (Call 04/01/16)	950	840,750
8.88%, 12/15/19 (Call 12/15/14)	800	752,000
10.00%, 08/15/16 (Call 08/15/13)	620	638,600

		9,603,080
RUSSIA — 7.18%
Alfa Bank OJSC Via Alfa Bond Issuance PLC
7.75%, 04/28/21[b]	1,250	1,415,875
7.88%, 09/25/17[b]	1,400	1,582,140
ALROSA Finance SA
7.75%, 11/03/20[b]	1,000	1,162,400
Credit Bank of Moscow
7.70%, 02/01/18[b]	500	522,500
Evraz Group SA
8.25%, 11/10/15[b]	400	437,960
9.50%, 04/24/18[b]	1,700	1,913,350
Home Credit & Finance Bank LLC
9.38%, 04/24/20 (Call 04/24/18)[b,c]	500	542,500
Metalloinvest Finance Ltd.
6.50%, 07/21/16[b]	800	846,000
Promsvyazbank OJSC
10.20%, 11/06/19[b]	200	215,000
Russian Standard Bank
9.25%, 07/11/17[b]	900	976,680
Severstal OAO Via Steel Capital SA
6.70%, 10/25/17[b]	1,500	1,614,375
Sibur Securities Ltd.
3.91%, 01/31/18[b]	700	687,925

Security	Principal (000s)	Value

TMK OAO
7.75%, 01/27/18[b]	$500	$528,750
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
7.75%, 02/02/21[b]	600	686,250
9.13%, 04/30/18[b]	2,000	2,401,800
VimpelCom Holdings BV
5.95%, 02/13/23[b]	900	913,500
6.25%, 03/01/17[b]	600	648,750
7.50%, 03/01/22[b]	1,250	1,412,500

		18,508,255
SINGAPORE — 0.26%
Flextronics International Ltd.
5.00%, 02/15/23[d]	650	663,000

		663,000
SOUTH AFRICA — 0.37%
Gold Fields Orogen Holding BVI Ltd.
4.88%, 10/07/20[b]	1,000	961,921

		961,921
SOUTH KOREA — 0.38%
Woori Bank Co. Ltd.
6.21%, 05/02/37 (Call 05/02/17)[b,c]	900	974,250

		974,250
TURKEY — 1.03%
Turkiye Is Bankasi AS
6.00%, 10/24/22[b]	1,100	1,201,750
Turkiye Vakiflar Bankasi Tao
6.00%, 11/01/22[b]	600	633,750
Yapi ve Kredi Bankasi AS
5.50%, 12/06/22[b]	800	827,000

		2,662,500
UKRAINE — 0.41%
Metinvest BV
8.75%, 02/14/18[b]	500	510,000
10.25%, 05/20/15[b]	500	533,750

		1,043,750

TOTAL CORPORATE BONDS & NOTES
(Cost: $68,041,521)		68,833,371

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND FUND

April 30, 2013

Security	Principal (000s)	Value

FOREIGN AGENCY OBLIGATIONS[a] — 9.57%

PHILIPPINES — 1.16%
Power Sector Assets & Liabilities Management Corp.
7.25%, 05/27/19[b]	$860	$1,085,750
7.39%, 12/02/24	1,400	1,907,500

		2,993,250
TURKEY — 0.51%
Export Credit Bank of Turkey
5.38%, 11/04/16[b]	1,000	1,085,000
5.88%, 04/24/19[b]	200	227,250

		1,312,250
UKRAINE — 0.56%
Naftogaz of Ukraine
9.50%, 09/30/14	1,000	1,037,100
Oschadbank
8.25%, 03/10/16	400	390,000

		1,427,100
VENEZUELA — 7.34%
Petroleos de Venezuela SA
4.90%, 10/28/14	2,200	2,120,800
5.00%, 10/28/15	2,150	1,983,375
5.25%, 04/12/17[b]	2,400	2,082,000
5.38%, 04/12/27[b]	2,320	1,624,000
5.50%, 04/12/37[b]	1,320	897,600
8.50%, 11/02/17	5,100	4,934,250
9.00%, 11/17/21	2,450	2,309,125
12.75%, 02/17/22	2,670	2,977,050

		18,928,200

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $24,159,665)		24,660,800

FOREIGN GOVERNMENT OBLIGATIONS[a] — 62.10%

ARGENTINA — 1.64%
Argentina (Republic of)
2.50%, 12/31/38[e]	4,740	1,576,050
8.28%, 12/31/33	3,460	2,029,180
8.75%, 06/02/17	790	620,150

		4,225,380
BELARUS — 0.66%
Belarus (Republic of)
8.75%, 08/03/15[b]	800	834,000

Security	Principal (000s)	Value

8.95%, 01/26/18[b]	$800	$868,000

		1,702,000
COSTA RICA — 0.47%
Costa Rica (Republic of)
4.25%, 01/26/23	1,200	1,218,000

		1,218,000
CROATIA — 2.29%
Croatia (Republic of)
6.25%, 04/27/17[b]	2,000	2,200,680
6.38%, 03/24/21[b]	1,300	1,469,000
6.63%, 07/14/20[b]	200	227,900
6.75%, 11/05/19[b]	1,750	2,000,845

		5,898,425
DOMINICAN REPUBLIC — 0.91%
Dominican Republic
7.50%, 05/06/21	1,400	1,607,900
9.04%, 01/23/18[b]	656	733,169

		2,341,069
ECUADOR — 0.24%
Ecuador (Republic of)
9.38%, 12/15/15[b]	600	630,000

		630,000
EGYPT — 0.49%
Egypt (Arab Republic of)
5.75%, 04/29/20[b]	1,100	1,017,500
6.88%, 04/30/40[b]	300	258,000

		1,275,500
EL SALVADOR — 1.54%
El Salvador (Republic of)
5.88%, 01/30/25	600	630,000
7.63%, 02/01/41	700	813,750
7.65%, 06/15/35[b]	985	1,145,063
7.75%, 01/24/23[b]	720	874,800
8.25%, 04/10/32[b]	400	500,000

		3,963,613
GUATEMALA — 0.46%
Guatemala (Republic of)
4.88%, 02/13/28	500	507,500
5.75%, 06/06/22	600	675,600

		1,183,100

20	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND FUND

April 30, 2013

Security	Principal (000s)	Value

HUNGARY — 3.99%
Hungary (Republic of)
4.13%, 02/19/18	$500	$505,000
4.75%, 02/03/15	1,395	1,433,362
5.38%, 02/21/23	2,000	2,061,960
6.25%, 01/29/20	1,700	1,889,125
6.38%, 03/29/21	2,800	3,132,640
7.63%, 03/29/41	1,082	1,269,998

		10,292,085
JAMAICA — 0.57%
Jamaica (Government of)
8.00%, 06/24/19	1,200	1,194,000
8.00%, 03/15/39	300	268,500

		1,462,500
LEBANON — 3.08%
Lebanon (Republic of)
4.75%, 11/02/16[b]	500	505,500
5.15%, 11/12/18[b]	1,750	1,741,250
6.00%, 05/20/19[b]	200	205,000
6.38%, 03/09/20	1,300	1,342,250
8.25%, 04/12/21[b]	1,100	1,248,500
8.50%, 08/06/15	250	273,562
8.50%, 01/19/16[b]	930	1,036,950
9.00%, 03/20/17	1,380	1,573,200

		7,926,212
MOROCCO — 0.56%
Morocco (Republic of)
4.25%, 12/11/22[b]	800	829,000
5.50%, 12/11/42[b]	600	624,000

		1,453,000
PAKISTAN — 0.40%
Pakistan (Islamic Republic of)
6.88%, 06/01/17[b]	800	748,000
7.13%, 03/31/16[b]	300	285,000

		1,033,000
PHILIPPINES — 9.23%
Philippines (Republic of the)
4.00%, 01/15/21	1,420	1,601,050
5.00%, 01/13/37	1,260	1,523,025
5.50%, 03/30/26	1,000	1,258,750
6.38%, 01/15/32	1,450	1,961,125
6.38%, 10/23/34	2,500	3,484,375

Security	Principal (000s)	Value

6.50%, 01/20/20	$1,500	$1,899,375
7.75%, 01/14/31	2,300	3,484,500
8.38%, 06/17/19	1,200	1,624,500
9.38%, 01/18/17	50	63,875
9.50%, 02/02/30	1,573	2,693,762
9.88%, 01/15/19	1,400	1,979,250
10.63%, 03/16/25	1,300	2,227,875

		23,801,462
ROMANIA — 1.49%
Romania (Republic of)
4.38%, 08/22/23[b]	1,100	1,138,445
6.75%, 02/07/22[b]	2,200	2,696,320

		3,834,765
SERBIA — 1.78%
Serbia (Republic of)
4.88%, 02/25/20[b]	1,000	1,030,000
5.25%, 11/21/17[b]	400	422,200
6.75%, 11/01/24 (Call 05/01/13)[b,e]	668	676,829
7.25%, 09/28/21[b]	2,100	2,451,750

		4,580,779
SRI LANKA — 1.20%
Sri Lanka (Democratic Socialist Republic of)
6.25%, 10/04/20	1,550	1,681,750
6.25%, 07/27/21	1,301	1,411,857

		3,093,607
TURKEY — 16.04%
Turkey (Republic of)
3.25%, 03/23/23	1,000	986,250
4.88%, 04/16/43	700	719,250
5.13%, 03/25/22	642	733,485
5.63%, 03/30/21	1,400	1,641,500
6.00%, 01/14/41	3,000	3,607,500
6.25%, 09/26/22	2,800	3,451,000
6.75%, 04/03/18	1,850	2,206,125
6.75%, 05/30/40	1,900	2,489,000
6.88%, 03/17/36	2,720	3,563,200
7.00%, 09/26/16	1,600	1,854,000
7.00%, 03/11/19	1,100	1,354,430
7.00%, 06/05/20	2,750	3,451,250
7.25%, 03/15/15	1,700	1,874,250
7.25%, 03/05/38	810	1,111,725

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND FUND

April 30, 2013

Security	Principal (000s)	Value

7.38%, 02/05/25	$3,320	$4,432,200
7.50%, 07/14/17	2,320	2,798,500
7.50%, 11/07/19	750	956,250
8.00%, 02/14/34	1,563	2,274,165
11.88%, 01/15/30	960	1,828,320

		41,332,400
UKRAINE — 2.93%
Ukraine (Government of)
6.25%, 06/17/16[b]	1,200	1,173,000
6.58%, 11/21/16[b]	600	585,000
6.75%, 11/14/17[b]	1,100	1,083,500
7.75%, 09/23/20[b]	1,477	1,499,155
7.80%, 11/28/22[b]	1,800	1,793,070
7.95%, 02/23/21[b]	1,400	1,424,500

		7,558,225
VENEZUELA — 11.36%
Venezuela (Bolivarian Republic of)
5.75%, 02/26/16[b]	885	838,537
6.00%, 12/09/20[b]	680	571,200
7.00%, 12/01/18[b]	2,350	2,185,500
7.00%, 03/31/38[b]	250	198,750
7.65%, 04/21/25	1,650	1,429,725
7.75%, 10/13/19[b]	1,850	1,739,000
8.25%, 10/13/24[b]	2,150	1,938,225
8.50%, 10/08/14	990	1,009,800
9.00%, 05/07/23[b]	2,480	2,359,720
9.25%, 09/15/27	3,420	3,360,150
9.25%, 05/07/28[b]	2,700	2,582,550
9.38%, 01/13/34	1,010	971,115
11.75%, 10/21/26	2,500	2,728,750
11.95%, 08/05/31	3,670	4,042,505
12.75%, 08/23/22	2,400	2,739,600
13.63%, 08/15/18	500	575,000

		29,270,127
VIETNAM — 0.77%
Vietnam (Socialist Republic of)
6.75%, 01/29/20[b]	1,400	1,662,500
6.88%, 01/15/16[b]	300	332,250

		1,994,750

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $158,660,376)		160,069,999

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 0.46%

MONEY MARKET FUNDS — 0.46%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[f,g]	1,177	$1,177,187

		1,177,187

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,177,187)		1,177,187

TOTAL INVESTMENTS IN SECURITIES — 98.83%
(Cost: $252,038,749)		254,741,357
Other Assets, Less Liabilities — 1.17%		3,019,358

NET ASSETS — 100.00%		$257,760,715

[a]	Investments are denominated in U.S. dollars.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Variable rate security. Rate shown is as of report date.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

22	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® EMERGING MARKETS LOCAL CURRENCY BOND FUND

April 30, 2013

Security	Principal (000s)		Value

FOREIGN GOVERNMENT OBLIGATIONS — 96.73%

BRAZIL — 12.38%
Brazil (Federative Republic of)
0.00%, 01/01/14	BRL	47,063	$22,332,708
0.00%, 04/01/14	BRL	16,243	7,559,495
0.00%, 01/01/15	BRL	60,386	26,384,348
0.00%, 01/01/17	BRL	3,500	1,277,046
8.50%, 01/05/24	BRL	500	278,695
9.76%, 01/01/21	BRL	39,086	20,162,334
10.00%, 01/01/23	BRL	1,352	691,991
12.50%, 01/05/16	BRL	2,069	1,223,602

			79,910,219
CHILE — 0.08%
Chile (Republic of)
5.50%, 08/05/20	CLP	237,000	531,956

			531,956
COLOMBIA — 4.12%
Colombia (Republic of)
7.50%, 08/26/26	COP	11,437,800	7,580,418
7.75%, 04/14/21	COP	496,000	339,725
9.25%, 05/14/14	COP	28,574,000	16,540,351
9.85%, 06/28/27	COP	2,418,000	2,054,706
12.00%, 10/22/15	COP	100,000	65,464

			26,580,664
CZECH REPUBLIC — 4.40%
Czech (Republic of)
2.75%, 03/31/14	CZK	12,760	667,379
2.80%, 09/16/13	CZK	143,910	7,426,797
4.20%, 12/04/36	CZK	27,000	1,681,017
4.60%, 08/18/18	CZK	184,170	11,187,749
5.70%, 05/25/24	CZK	104,180	7,415,506

			28,378,448
EGYPT — 1.57%
Egypt (Arab Republic of)
11.60%, 10/05/13	EGP	2,000	282,652
16.15%, 01/17/15	EGP	11,200	1,607,854
16.15%, 07/03/15	EGP	31,597	4,677,044
16.55%, 04/10/17	EGP	10,000	1,493,356
16.58%, 08/14/17	EGP	14,000	2,093,423

			10,154,329

Security	Principal (000s)		Value

HUNGARY — 3.26%
Hungary (Republic of)
5.50%, 02/12/14	HUF	479,000	$2,125,144
5.50%, 02/12/16	HUF	2,517,100	11,357,768
6.00%, 11/24/23	HUF	306,200	1,413,857
6.50%, 06/24/19	HUF	471,850	2,228,243
7.00%, 06/24/22	HUF	230,000	1,127,322
7.50%, 11/12/20	HUF	76,500	382,910
7.75%, 08/24/15	HUF	516,680	2,438,062

			21,073,306
INDONESIA — 4.31%
Indonesia (Republic of)
6.63%, 05/15/33	IDR	6,000,000	631,165
9.50%, 06/15/15	IDR	3,096,000	350,452
9.50%, 07/15/31	IDR	126,811,000	17,415,595
10.00%, 07/15/17	IDR	68,963,000	8,469,344
10.00%, 09/15/24	IDR	3,168,000	437,000
11.00%, 09/15/25	IDR	3,420,000	502,027

			27,805,583
ISRAEL — 4.45%
Israel (State of)
3.50%, 09/30/13	ILS	22,951	6,453,176
4.25%, 03/31/23	ILS	9,724	2,876,118
4.50%, 01/30/15	ILS	1,000	292,592
5.50%, 01/31/42	ILS	3,582	1,078,686
6.00%, 02/28/19	ILS	54,708	18,056,522

			28,757,094
MALAYSIA — 4.39%
Malaysia (Federation of)
3.49%, 03/31/20	MYR	2,300	763,925
3.84%, 08/12/15	MYR	13,605	4,560,190
4.13%, 04/15/32	MYR	4,100	1,402,773
5.09%, 04/30/14	MYR	10,300	3,456,298
5.73%, 07/30/19	MYR	48,780	18,191,212

			28,374,398
MEXICO — 8.01%
United Mexican States
6.25%, 06/16/16	MXN	24,256	2,123,107
6.50%, 06/10/21	MXN	31,787	2,981,617
6.50%, 06/09/22	MXN	130,539	12,343,601
7.00%, 06/19/14	MXN	22,028	1,873,345
7.25%, 12/15/16	MXN	199,790	18,185,287

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS LOCAL CURRENCY BOND FUND

April 30, 2013

Security	Principal (000s)		Value

7.50%, 06/03/27	MXN	16,090	$1,689,361
7.75%, 11/13/42	MXN	58,958	6,585,853
8.50%, 11/18/38	MXN	17,930	2,131,297
9.00%, 06/20/13	MXN	45,763	3,788,913

			51,702,381
NIGERIA — 0.51%
Nigeria (Federal Republic of)
4.00%, 04/23/15	NGN	596,000	3,268,570

			3,268,570
PERU — 0.78%
Peru (Republic of)
8.20%, 08/12/26	PEN	9,530	5,011,767

			5,011,767
PHILIPPINES — 4.11%
Philippines (Republic of the)
4.95%, 01/15/21	PHP	24,000	653,061
5.00%, 08/18/18	PHP	43,700	1,181,323
6.13%, 10/24/37	PHP	53,250	1,737,417
6.25%, 01/14/36	PHP	37,000	1,174,300
7.00%, 01/27/16	PHP	283,802	7,816,415
8.13%, 12/16/35	PHP	354,416	13,974,623

			26,537,139
POLAND — 4.48%
Poland (Republic of)
0.00%, 01/25/14	PLN	19,332	5,993,773
3.75%, 04/25/18	PLN	15,000	4,958,539
5.25%, 10/25/20	PLN	4,000	1,454,764
5.75%, 04/25/14	PLN	20,409	6,650,018
5.75%, 09/23/22	PLN	25,766	9,836,103

			28,893,197
ROMANIA — 1.15%
Romania (Republic of)
5.75%, 01/27/16	RON	16,000	4,983,809
5.85%, 07/28/14	RON	8,000	2,468,176

			7,451,985
RUSSIA — 4.40%
Russian Federation (The)
6.88%, 07/15/15	RUB	132,613	4,377,246
7.10%, 03/13/14	RUB	142,000	4,641,457
7.40%, 04/19/17	RUB	124,000	4,211,094
7.60%, 04/14/21	RUB	105,750	3,694,940
7.85%, 03/10/18[a]	RUB	155,000	5,403,537

Security	Principal (000s)		Value

8.15%, 02/03/27	RUB	166,840	$6,097,035

			28,425,309
SOUTH AFRICA — 4.51%
South Africa (Republic of)
6.25%, 03/31/36	ZAR	25,112	2,397,891
6.50%, 02/28/41	ZAR	85,483	8,275,683
6.75%, 03/31/21	ZAR	9,900	1,150,540
8.25%, 09/15/17	ZAR	134,971	16,548,259
13.50%, 09/15/15	ZAR	5,900	776,254

			29,148,627
SOUTH KOREA — 20.97%
Korea (Republic of)
2.75%, 09/10/17	KRW	4,773,800	4,368,723
3.00%, 12/10/13	KRW	28,208,400	25,674,920
3.75%, 06/10/13	KRW	25,770,770	23,426,900
4.00%, 03/10/16	KRW	24,620,820	23,252,177
4.00%, 12/10/31	KRW	6,579,110	6,872,849
4.75%, 12/10/30	KRW	15,018,220	16,999,649
5.00%, 06/10/20	KRW	8,100,000	8,457,744
5.25%, 09/10/15	KRW	11,702,460	11,284,750
5.50%, 09/10/17	KRW	1,081,600	1,099,975
5.50%, 12/10/29	KRW	5,259,930	6,383,940
5.75%, 09/10/13	KRW	600,300	551,052
5.75%, 09/10/18	KRW	1,800,000	1,891,414
Korea Monetary Stabilization Bond
2.82%, 08/02/14	KRW	5,643,360	5,141,233

			135,405,326
THAILAND — 4.44%
Thailand (Kingdom of)
3.13%, 12/11/15	THB	381,656	13,093,076
3.58%, 12/17/27	THB	52,033	1,783,801
3.63%, 05/22/15	THB	52,879	1,829,938
5.67%, 03/13/28	THB	238,354	9,995,357
6.15%, 07/07/26	THB	45,029	1,947,462

			28,649,634
TURKEY — 4.41%
Turkey (Republic of)
6.30%, 02/14/18	TRY	3,700	2,107,934
7.50%, 09/24/14	TRY	5,355	3,079,174
8.50%, 09/14/22	TRY	2,084	1,343,860
9.00%, 03/05/14	TRY	750	431,570

24	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS LOCAL CURRENCY BOND FUND

April 30, 2013

Security	Principal or Shares (000s)		Value

9.00%, 01/27/16	TRY	35,419	$21,496,941

			28,459,479

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $607,272,894)			624,519,411

SHORT-TERM INVESTMENTS — 0.21%

MONEY MARKET FUNDS — 0.21%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[b,c]		1,350	1,350,129

			1,350,129

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,350,129)			1,350,129

TOTAL INVESTMENTS IN SECURITIES — 96.94%
(Cost: $608,623,023)			625,869,540
Other Assets, Less Liabilities — 3.06%			19,732,249

NET ASSETS —100.00%			$645,601,789

BRL	— Brazilian Real
CLP	— Chilean Peso
COP	— Colombian Peso
CZK	— Czech Koruna
EGP	— Egyptian Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NGN	— Nigerian Naira
PEN	— Peru Nuevo
PHP	— Philippine Peso
PLN	— Polish Zloty
RON	— Romanian Leu
RUB	— New Russian Ruble
THB	— Thai Baht
TRY	— Turkish Lira
ZAR	— South African Rand

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited)

iSHARES® GLOBAL EX USD HIGH YIELD CORPORATE BOND FUND

April 30, 2013

Security	Principal (000s)		Value

CORPORATE BONDS & NOTES — 96.06%

AUSTRALIA — 0.70%
Santos Finance Ltd.
8.25%, 09/22/70 (Call 09/22/17)[a]	EUR	200	$303,559

			303,559
AUSTRIA — 0.31%
Telekom Austria AG
5.63%, 12/31/49 (Call 02/01/18)[a,b]	EUR	100	137,317

			137,317
CANADA — 4.42%
Air Canada
10.13%, 08/01/15 (Call 07/22/13)[c]	CAD	150	158,525
Armtec Holdings Ltd.
8.88%, 09/22/17 (Call 09/22/13)	CAD	13	10,376
Athabasca Oil Corp.
7.50%, 11/19/17 (Call 11/19/14)[b]	CAD	100	97,927
7.50%, 11/19/17 (Call 11/19/14)[c]	CAD	150	146,145
Bombardier Inc.
6.13%, 05/15/21[b]	EUR	200	285,836
Cascades Inc.
7.75%, 12/15/16 (Call 12/15/13)[b]	CAD	50	52,195
Connacher Oil and Gas Ltd.
8.75%, 08/01/18 (Call 08/01/15)[c]	CAD	100	62,519
Corus Entertainment Inc.
4.25%, 02/11/20[b]	CAD	100	97,927
Gateway Casinos & Entertainment Ltd.
8.88%, 11/15/17 (Call 11/15/13)[c]	CAD	100	106,997
Great Canadian Gaming Corp.
6.63%, 07/25/22 (Call 07/25/17)[c]	CAD	25	26,097
Mattamy Group Corp.
6.88%, 11/15/20 (Call 11/15/15)[c]	CAD	50	49,212
Paramount Resources Ltd.
8.25%, 12/13/17 (Call 12/13/13)	CAD	150	153,965
Perpetual Energy Inc.
8.75%, 03/15/18 (Call 03/15/15)[b]	CAD	50	47,348
Postmedia Network Inc.
8.25%, 08/16/17 (Call 08/16/15)[c]	CAD	48	49,867
Quebecor Media Inc.
6.63%, 01/15/23[c]	CAD	100	104,141
7.38%, 01/15/21 (Call 01/15/16)	CAD	150	164,972

Security	Principal (000s)		Value

Tervita Corp.
9.00%, 11/15/18 (Call 11/15/15)[c]	CAD	25	$25,867
Trident Exploration Corp.
8.25%, 04/13/18 (Call 04/13/15)	CAD	50	45,732
Vermilion Energy Inc.
6.50%, 02/10/16 (Call 02/10/14)	CAD	100	104,389
YPG Financing Inc.
9.25%, 11/30/18[c]	CAD	135	138,577

			1,928,614
FINLAND — 0.96%
Nokia OYJ
6.75%, 02/04/19	EUR	100	140,467
Stora Enso OYJ
5.00%, 03/19/18[b]	EUR	100	138,702
5.50%, 03/07/19[b]	EUR	100	140,981

			420,150
FRANCE — 14.94%
Alcatel-Lucent
6.38%, 04/07/14	EUR	100	137,482
8.50%, 01/15/16[b]	EUR	100	139,231
Cegedim SA
6.75%, 04/01/20 (Call 04/01/16)[b]	EUR	100	132,499
Cerba European Lab
7.00%, 02/01/20 (Call 02/01/16)[b]	EUR	100	134,982
Ciments Francais SA
4.75%, 04/04/17	EUR	100	138,037
CMA CGM SA
8.88%, 04/15/19 (Call 04/15/15)[b]	EUR	100	121,666
Crown European Holdings SA
7.13%, 08/15/18 (Call 08/15/14)[b]	EUR	100	143,253
Europcar Groupe SA
9.38%, 04/15/18[b]	EUR	100	128,929
Faurecia SA
9.38%, 12/15/16[b]	EUR	200	312,283
Financiere Atalian SA
7.25%, 01/15/20 (Call 01/15/17)[b]	EUR	100	137,155
Groupama SA
7.88%, 10/27/39 (Call 10/27/19)[a]	EUR	150	191,827
Labco SAS
8.50%, 01/15/18 (Call 01/15/14)[b]	EUR	125	176,377
Lafarge SA
4.25%, 03/23/16	EUR	150	210,036

26	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL EX USD HIGH YIELD CORPORATE BOND FUND

April 30, 2013

Security	Principal (000s)		Value

5.38%, 06/26/17[b]	EUR	550	$788,568
8.88%, 11/24/16	EUR	200	316,172
Medi-Partenaires SAS
7.00%, 05/15/20[b]	EUR	100	131,840
Nexans SA
5.75%, 05/02/17	EUR	100	141,731
PagesJaunes Finance & Co.
8.88%, 06/01/18 (Call 06/01/14)[b]	EUR	100	119,100
Peugeot SA
5.63%, 06/29/15	EUR	50	67,626
5.63%, 07/11/17	EUR	300	405,833
7.38%, 03/06/18[b]	EUR	200	276,099
8.38%, 07/15/14	EUR	150	208,353
Renault SA
4.63%, 09/18/17[b]	EUR	150	208,596
5.63%, 06/30/15	EUR	500	705,393
Rexel SA
5.13%, 06/15/20 (Call 06/15/16)[b]	EUR	100	140,739
Tereos Europe SA
6.38%, 04/15/14[b]	EUR	50	68,557
Tereos Finance Group I
4.25%, 03/04/20 (Call 03/04/19)	EUR	100	135,795
Wendel SA
4.38%, 08/09/17	EUR	150	207,498
4.88%, 11/04/14	EUR	50	69,023
4.88%, 09/21/15	EUR	100	139,994
4.88%, 05/26/16	EUR	100	140,506
6.75%, 04/20/18	EUR	100	151,212

			6,526,392
GERMANY — 11.79%
ATU Auto-Teile-Unger Handels GmbH & Co. KG
11.00%, 05/15/14[b]	EUR	100	127,116
Beverage Packaging Holdings (Luxembourg) II SA
9.50%, 06/15/17 (Call 07/22/13)[b]	EUR	150	204,682
Brenntag Finance BV
5.50%, 07/19/18[b]	EUR	100	151,771
Conti Gummi Finance BV
6.50%, 01/15/16[b]	EUR	150	207,648
Deutsche Lufthansa AG
6.50%, 07/07/16	EUR	100	151,454

Security	Principal (000s)		Value

Franz Haniel & Cie GmbH
6.25%, 02/08/18	EUR	100	$151,420
7.13%, 02/01/17	EUR	150	229,187
Hapag-Lloyd AG
9.00%, 10/15/15 (Call 10/15/13)[b]	EUR	100	138,696
Heckler & Koch GmbH
9.50%, 05/15/18 (Call 05/15/14)[b]	EUR	100	123,188
Heidelberger Druckmaschinen AG
9.25%, 04/15/18 (Call 04/15/14)[b]	EUR	50	65,272
Kabel Deutschland Vertrieb und Service GmbH
6.50%, 06/29/18 (Call 06/30/14)[b]	EUR	200	282,448
Kinove German Bondco GmbH
10.00%, 06/15/18 (Call 06/15/14)[b]	EUR	90	134,558
KM Holdings
8.75%, 12/15/20[b]	EUR	100	144,932
Norddeutsche Landesbank Girozentrale
6.00%, 06/29/20	EUR	100	150,271
Styrolution Group GmbH
7.63%, 05/15/16 (Call 05/15/13)[b]	EUR	125	173,898
Techem Energy Metering Service GmbH & Co. KG
7.88%, 10/01/20 (Call 10/01/16)[b]	EUR	100	143,181
ThyssenKrupp AG
4.00%, 08/27/18	EUR	200	271,949
4.38%, 03/18/15	EUR	100	138,023
4.38%, 02/28/17	EUR	250	347,772
ThyssenKrupp Finance Nederland BV
8.50%, 02/25/16	EUR	200	305,623
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.13%, 01/21/23 (Call 01/21/18)[b]	EUR	100	130,973
5.50%, 09/15/22 (Call 09/15/17)[b]	EUR	150	200,153
5.75%, 01/15/23 (Call 01/15/18)[b]	EUR	100	135,630
7.50%, 03/15/19 (Call 03/15/15)[b]	EUR	100	144,369
8.13%, 12/01/17 (Call 07/22/13)[b]	EUR	116	163,474
Unitymedia KabelBW GmbH
9.50%, 03/15/21 (Call 03/15/16)[b]	EUR	100	153,264
9.63%, 12/01/19 (Call 12/01/14)[b]	EUR	100	148,356
UPCB Finance Ltd.
7.63%, 01/15/20 (Call 01/15/15)[b]	EUR	150	215,559

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL EX USD HIGH YIELD CORPORATE BOND FUND

April 30, 2013

Security	Principal (000s)		Value

UPCB Finance II Ltd.
6.38%, 07/01/20 (Call 07/01/15)[b]	EUR	150	$212,691

			5,147,558
GREECE — 1.09%
OTE PLC
7.25%, 02/12/15[b,d]	EUR	350	474,822

			474,822
IRELAND — 3.23%
Allied Irish Banks PLC
5.63%, 11/12/14[b]	EUR	100	134,367
Ardagh Glass Finance PLC
7.13%, 06/15/17 (Call 06/15/13)[b]	EUR	150	202,964
Ardagh Packaging Finance PLC
7.38%, 10/15/17 (Call 10/15/14)[b]	EUR	250	357,544
9.25%, 10/15/20 (Call 10/15/15)[b]	EUR	100	145,094
Governor & Co. of the Bank of Ireland (The)
10.00%, 12/19/22[b]	EUR	100	146,782
Rottapharm Ltd.
6.13%, 11/15/19 (Call 11/15/15)[b]	EUR	100	135,580
Smurfit Kappa Acquisitions
7.75%, 11/15/19 (Call 11/15/14)[b]	EUR	200	290,312

			1,412,643
ITALY — 4.94%
Banca Monte dei Paschi di Siena SpA
4.88%, 05/31/16	EUR	150	178,973
5.00%, 04/21/20[b]	EUR	100	120,347
Banca Popolare di Milano Scarl
7.13%, 03/01/21[b]	EUR	100	135,762
Banca Popolare di Vicenza
6.75%, 02/27/15[b]	EUR	150	206,422
Banco Popolare
5.47%, 11/12/16	EUR	100	133,653
6.00%, 11/05/20[b]	EUR	250	330,970
Buzzi Unicem SpA
6.25%, 09/28/18[b]	EUR	100	144,617
Italcementi Finance SA
6.63%, 03/19/20[d]	EUR	150	212,048
Lottomatica Group SpA
8.25%, 03/31/66 (Call 03/31/16)[a,b]	EUR	150	215,059
Telecom Italia SpA
7.75%, 03/20/73 (Call 03/20/18)[a]	EUR	100	135,187

Security	Principal (000s)		Value

UniCredit SpA
6.70%, 06/05/18	EUR	100	$139,750
Unipol Gruppo Finanziario SpA
5.00%, 01/11/17[b]	EUR	150	205,605

			2,158,393
LUXEMBOURG — 14.33%
ArcelorMittal SA
5.75%, 03/29/18[b]	EUR	100	142,800
5.88%, 11/17/17	EUR	200	284,990
Capsugel FinanceCo SCA
9.88%, 08/01/19 (Call 08/01/14)[b]	EUR	100	148,656
Clariant Finance Luxembourg SA
5.63%, 01/24/17	EUR	150	222,852
Codere Finance Luxembourg SA
8.25%, 06/15/15 (Call 06/15/13)[b]	EUR	100	105,013
ConvaTec Healthcare E SA
7.38%, 12/15/17 (Call 12/15/13)[b]	EUR	150	213,087
Fiat Finance & Trade SA
6.38%, 04/01/16[b]	EUR	550	778,852
6.88%, 02/13/15	EUR	150	211,334
7.75%, 10/17/16[b]	EUR	200	291,078
Fiat Industrial Finance Europe SA
5.25%, 03/11/15[b]	EUR	300	419,087
6.25%, 03/09/18[b]	EUR	150	225,105
FMC Finance VIII SA
6.50%, 09/15/18[b]	EUR	250	394,894
HeidelbergCement Finance Luxembourg SA
4.00%, 03/08/16[b]	EUR	250	346,772
Ineos Group Holdings SA
7.88%, 02/15/16 (Call 07/22/13)[b]	EUR	250	334,544
KION Finance SA
7.88%, 04/15/18 (Call 04/15/14)[b]	EUR	100	142,865
Numericable Finance & Co.
12.38%, 02/15/19 (Call 02/15/16)[b]	EUR	100	156,890
Ontex IV SA
7.50%, 04/15/18 (Call 04/15/14)[b]	EUR	100	141,069
Spie BondCo 3 SCA
11.00%, 08/15/19 (Call 08/15/15)[b]	EUR	100	148,685
Telenet Finance III Luxembourg SCA
6.63%, 02/15/21 (Call 02/15/16)[b]	EUR	100	140,039
Telenet Finance V Luxembourg SCA
6.25%, 08/15/22 (Call 08/15/17)[b]	EUR	100	136,042
6.75%, 08/15/24 (Call 08/15/18)[b]	EUR	100	139,860

28	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL EX USD HIGH YIELD CORPORATE BOND FUND

April 30, 2013

Security	Principal (000s)		Value

Wind Acquisition Finance SA
7.38%, 02/15/18 (Call 11/15/13)[b]	EUR	200	$278,604
11.75%, 07/15/17 (Call 07/15/13)[b]	EUR	400	564,605
Xefin Lux SCA
8.00%, 06/01/18 (Call 06/01/14)[b]	EUR	100	145,031
Zinc Capital SA
8.88%, 05/15/18 (Call 05/15/14)[b]	EUR	100	145,276

			6,258,030
NETHERLANDS — 12.45%
Conti-Gummi Finance BV
7.50%, 09/15/17 (Call 09/15/13)[b]	EUR	300	417,897
8.50%, 07/15/15 (Call 07/15/13)[b]	EUR	50	69,600
EDP Finance BV
5.75%, 09/21/17[b]	EUR	250	360,547
Fresenius Finance BV
2.88%, 07/15/20[b]	EUR	50	66,664
4.25%, 04/15/19[b]	EUR	150	216,066
GMAC International Finance BV
7.50%, 04/21/15[b]	EUR	250	358,786
Goodyear Dunlop Tires Europe BV
6.75%, 04/15/19 (Call 04/15/15)[b]	EUR	100	143,053
HeidelbergCement Finance BV
5.63%, 01/04/18	EUR	150	220,634
8.00%, 01/31/17[b]	EUR	500	785,712
Hertz Holdings Netherlands BV
8.50%, 07/31/15 (Call 07/31/13)[b]	EUR	100	139,759
Nokia Siemens Networks Finance BV
7.13%, 04/15/20 (Call 04/15/16)[b]	EUR	100	139,684
OI European Group BV
4.88%, 03/31/21[b]	EUR	100	139,091
6.75%, 09/15/20[b]	EUR	100	153,407
Phoenix PIB Finance BV
9.63%, 07/15/14[b]	EUR	125	179,220
Portugal Telecom International Finance BV
4.38%, 03/24/17	EUR	250	341,564
5.00%, 11/04/19	EUR	150	205,099
5.88%, 04/17/18[b]	EUR	140	199,050
Refresco Group BV
7.38%, 05/15/18 (Call 05/15/14)[b]	EUR	100	142,554
Schaeffler Finance BV
7.75%, 02/15/17[b]	EUR	250	376,832
SNS BANK NV
6.25%, 10/26/20[e]	EUR	50	—

Security	Principal (000s)		Value

UPC Holding BV
6.38%, 09/15/22 (Call 09/15/17)[b]	EUR	100	$133,049
8.38%, 08/15/20 (Call 08/15/15)[b]	EUR	200	292,184
Ziggo Bond Co. BV
8.00%, 05/15/18 (Call 05/15/14)[b]	EUR	250	358,303

			5,438,755
NORWAY — 0.19%
Norske Skogindustrier ASA
7.00%, 06/26/17	EUR	100	83,900

			83,900
PORTUGAL — 6.36%
Banco Comercial Portugues SA
5.63%, 04/23/14	EUR	300	403,430
Banco Espirito Santo SA
3.88%, 01/21/15	EUR	150	197,963
4.75%, 01/15/18[b]	EUR	100	130,588
5.63%, 06/05/14	EUR	400	541,638
5.88%, 11/09/15[b]	EUR	100	136,837
Brisa Concessao Rodoviaria SA
4.50%, 12/05/16	EUR	100	133,336
6.88%, 04/02/18[b]	EUR	100	139,296
EDP Finance BV
3.25%, 03/16/15[b]	EUR	150	201,241
3.75%, 06/22/15	EUR	100	135,103
4.75%, 09/26/16	EUR	200	277,163
5.88%, 02/01/16[b]	EUR	250	354,658
Espirito Santo Financial Group SA
6.88%, 10/21/19	EUR	100	128,511

			2,779,764
SPAIN — 5.58%
Abengoa SA
9.63%, 02/25/15[b]	EUR	200	269,784
Banco de Sabadell SA
6.25%, 04/26/20	EUR	50	65,303
Bankia SA
4.38%, 02/14/17	EUR	100	123,798
Bankinter SA
6.38%, 09/11/19	EUR	50	66,318
BPE Financiaciones SA
4.00%, 07/17/15	EUR	200	267,132
Campofrio Food Group SA
8.25%, 10/31/16 (Call 10/31/13)[b]	EUR	125	174,894

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL EX USD HIGH YIELD CORPORATE BOND FUND

April 30, 2013

Security	Principal (000s)		Value

Cirsa Funding Luxembourg SA
8.75%, 05/15/18 (Call 05/15/14)[b]	EUR	150	$206,379
Inaer Aviation Finance Ltd.
9.50%, 08/01/17 (Call 08/01/13)[b]	EUR	100	133,117
Mapfre SA
5.13%, 11/16/15	EUR	300	418,078
Nara Cable Funding Ltd.
8.88%, 12/01/18 (Call 12/01/13)[b]	EUR	300	424,599
Obrascon Huarte Lain SA
7.38%, 04/28/15	EUR	100	142,882
8.75%, 03/15/18 (Call 03/15/15)	EUR	100	145,518

			2,437,802
SWEDEN — 0.51%
Verisure Holding AB
8.75%, 09/01/18 (Call 09/01/14)[b]	EUR	150	220,878

			220,878
SWITZERLAND — 0.65%
Sunrise Communications Holdings SA
8.50%, 12/31/18 (Call 12/31/14)[b]	EUR	200	285,836

			285,836
UNITED KINGDOM — 12.37%
Algeco Scotsman Global Finance PLC
9.00%, 10/15/18 (Call 10/15/15)[b]	EUR	100	137,841
Anglian Water Osprey Financing PLC
7.00%, 01/31/18	GBP	100	170,037
Arqiva Broadcast Finance PLC
9.50%, 03/31/20 (Call 03/31/16)[b]	GBP	100	164,978
Aston Martin Capital Ltd.
9.25%, 07/15/18 (Call 07/15/14)[c]	GBP	100	162,255
Boparan Finance PLC
9.75%, 04/30/18 (Call 04/30/14)[b]	EUR	100	148,105
British Airways PLC
8.75%, 08/23/16	GBP	100	175,395
Co-Operative Group Ltd.
5.63%, 07/08/20[d]	GBP	100	163,237
EC Finance PLC
9.75%, 08/01/17 (Call 08/01/14)[b]	EUR	200	291,419
Gala Group Finance PLC
8.88%, 09/01/18 (Call 06/01/14)[c]	GBP	150	250,970
HBOS PLC
4.38%, 10/30/19 (Call 10/30/14)[a]	EUR	100	130,357
4.88%, 03/20/15	EUR	250	343,741

Security	Principal (000s)		Value

Heathrow Finance PLC
7.13%, 03/01/17	GBP	50	$85,143
Ineos Finance PLC
9.25%, 05/15/15 (Call 05/15/13)[b]	EUR	150	207,223
Infinis PLC
7.00%, 02/15/19 (Call 02/15/16)[c]	GBP	100	158,364
Jaguar Land Rover Automotive PLC
8.13%, 05/15/18 (Call 05/15/14)[c]	GBP	125	214,005
8.25%, 03/15/20 (Call 03/15/16)[c]	GBP	100	176,068
Kerling PLC
10.63%, 02/01/17 (Call 02/01/14)[b]	EUR	150	204,849
Matalan Finance PLC
8.88%, 04/29/16 (Call 07/22/13)[c]	GBP	100	158,753
Odeon & UCI Finco PLC
9.00%, 08/01/18 (Call 08/01/14)[c]	GBP	100	168,147
OTE PLC
7.88%, 02/07/18[b]	EUR	150	210,532
Phones4u Finance PLC
9.50%, 04/01/18 (Call 04/01/14)[c]	GBP	100	163,033
Priory Group No. 3 PLC
7.00%, 02/15/18 (Call 02/15/14)[c]	GBP	125	207,682
R & R Ice Cream PLC
8.38%, 11/15/17 (Call 11/15/13)[b]	EUR	100	141,673
Rexam PLC
6.75%, 06/29/67 (Call 06/29/17)[a,b]	EUR	150	212,842
Royal Bank of Scotland Group PLC
4.63%, 09/22/21 (Call 09/22/16)[a]	EUR	150	187,905
Southern Water Greensands Financing PLC
8.50%, 04/15/19	GBP	100	170,037
Thomas Cook Group PLC
6.75%, 06/22/15	EUR	100	133,396
7.75%, 06/22/17	GBP	50	78,014
Virgin Media Finance PLC
5.13%, 02/15/22	GBP	100	157,152
Viridian Group
11.13%, 04/01/17[b]	EUR	100	142,717
William Hill PLC
7.13%, 11/11/16	GBP	50	87,547

			5,403,417

30	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL EX USD HIGH YIELD CORPORATE BOND FUND

April 30, 2013

Security	Principal or Shares (000s)		Value

UNITED STATES — 1.24%
Allied Nevada Gold Corp.
8.75%, 06/01/19 (Call 06/01/16)[c]	CAD	75	$68,972
Levi Strauss & Co.
7.75%, 05/15/18 (Call 05/15/14)	EUR	100	143,053
Lynnx I Corp.
6.00%, 04/15/21 (Call 04/15/17)[c]	GBP	100	163,422
Lynx II Corp.
7.00%, 04/15/23 (Call 04/15/18)[b]	GBP	100	164,051

			539,498

TOTAL CORPORATE BONDS & NOTES
(Cost: $40,181,885)			41,957,328

FOREIGN AGENCY OBLIGATIONS — 1.12%

DENMARK — 0.50%
DONG Energy A/S
7.75%, 06/01/49 (Call 06/01/21)[a]	EUR	150	216,982

			216,982
PORTUGAL — 0.62%
Caixa Geral de Depositos SA
5.13%, 02/19/14	EUR	100	134,094
5.63%, 12/04/15[b]	EUR	100	137,320

			271,414

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $491,459)			488,396

SHORT-TERM INVESTMENTS — 0.00%

MONEY MARKET FUNDS — 0.00%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[f,g]		1	1,073

			1,073

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,073)			1,073

Value

TOTAL INVESTMENTS IN SECURITIES — 97.18%
(Cost: $40,674,417)	$42,446,797
Other Assets, Less Liabilities — 2.82%	1,228,840

NET ASSETS — 100.00%	$43,675,637

CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound

[a]	Variable rate security. Rate shown is as of report date.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[e]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND FUND

April 30, 2013

Security	Principal (000s)		Value

CORPORATE BONDS & NOTES — 97.47%

AUSTRALIA — 0.93%
FMG Resources (August 2006) Pty Ltd.
6.38%, 02/01/16 (Call 07/22/13)[a,b]	USD	100	$103,518
6.88%, 02/01/18 (Call 02/01/14)[a,b]	USD	250	265,000
7.00%, 11/01/15 (Call 07/22/13)[a,b]	USD	100	104,500
Santos Finance Ltd.
8.25%, 09/22/70 (Call 09/22/17)[c]	EUR	50	75,890

			548,908
AUSTRIA — 0.23%
Telekom Austria AG
5.63%, 12/31/49 (Call 02/01/18)[c,d]	EUR	100	137,317

			137,317
CANADA — 3.04%
Air Canada
10.13%, 08/01/15 (Call 07/22/13)[a]	CAD	50	52,842
Armtec Holdings Ltd.
8.88%, 09/22/17 (Call 09/22/13)	CAD	6	4,789
Athabasca Oil Corp.
7.50%, 11/19/17 (Call 11/19/14)[d]	CAD	100	97,927
Bombardier Inc.
6.13%, 05/15/21[d]	EUR	100	142,918
6.13%, 01/15/23[a]	USD	100	108,250
7.75%, 03/15/20[a]	USD	150	176,062
Corus Entertainment Inc.
4.25%, 02/11/20[d]	CAD	50	48,963
Great Canadian Gaming Corp.
6.63%, 07/25/22 (Call 07/25/17)[a]	CAD	50	52,195
Inmet Mining Corp.
8.75%, 06/01/20 (Call 06/01/16)[a]	USD	100	108,625
Kodiak Oil & Gas Corp.
8.13%, 12/01/19 (Call 12/01/15)	USD	50	56,845
Mattamy Group Corp.
6.88%, 11/15/20 (Call 11/15/15)[a]	CAD	50	49,212
MEG Energy Corp.
6.38%, 01/30/23 (Call 07/30/17)[a]	USD	100	104,758
Novelis Inc.
8.75%, 12/15/20 (Call 12/15/15)	USD	150	169,597

Security	Principal (000s)		Value

Paramount Resources Ltd.
8.25%, 12/13/17 (Call 12/13/13)	CAD	50	$51,322
Precision Drilling Corp.
6.63%, 11/15/20 (Call 11/15/15)	USD	100	107,514
Quebecor Media Inc.
7.38%, 01/15/21 (Call 01/15/16)	CAD	100	109,982
Telesat Canada/Telesat LLC
6.00%, 05/15/17 (Call 05/15/14)[a]	USD	50	53,077
Tervita Corp.
8.00%, 11/15/18 (Call 11/15/15)[a]	USD	100	104,250
9.00%, 11/15/18 (Call 11/15/15)[a]	CAD	25	25,867
Trident Exploration Corp.
8.25%, 04/13/18 (Call 04/13/15)	CAD	25	22,866
Videotron Ltee
5.00%, 07/15/22	USD	100	102,875
YPG Financing Inc.
9.25%, 11/30/18[a]	CAD	40	41,060

			1,791,796
CAYMAN ISLANDS — 1.44%
Offshore Group Investments Ltd.
7.13%, 04/01/23 (Call 04/01/18)[a]	USD	75	77,874
7.50%, 11/01/19 (Call 11/01/15)[a]	USD	50	53,778
Seagate HDD Cayman
7.00%, 11/01/21 (Call 05/01/16)	USD	100	109,690
7.75%, 12/15/18 (Call 12/15/14)	USD	100	110,227
UPCB Finance III Ltd.
6.63%, 07/01/20 (Call 07/01/15)[a]	USD	150	163,125
UPCB Finance V Ltd.
7.25%, 11/15/21 (Call 11/15/16)[a]	USD	300	334,500

			849,194
FINLAND — 0.47%
Nokia OYJ
6.75%, 02/04/19	EUR	100	140,467
Stora Enso OYJ
5.00%, 03/19/18[d]	EUR	100	138,702

			279,169
FRANCE — 3.61%
Alcatel-Lucent
8.50%, 01/15/16[d]	EUR	50	69,615
Credit Agricole SA
6.64%, 12/31/49 (Call 05/31/17)[a,c]	USD	100	95,250

32	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND FUND

April 30, 2013

Security	Principal (000s)		Value

Faurecia SA
9.38%, 12/15/16[d]	EUR	100	$156,142
Groupama SA
7.88%, 10/27/39 (Call 10/27/19)[c]	EUR	50	63,942
Lafarge SA
4.25%, 03/23/16	EUR	50	70,012
5.38%, 06/26/17[d]	EUR	250	358,440
6.63%, 11/29/18	EUR	100	150,671
Medi-Partenaires SAS
7.00%, 05/15/20[d]	EUR	100	131,840
Nexans SA
5.75%, 05/02/17	EUR	50	70,865
Peugeot SA
5.63%, 06/29/15	EUR	75	101,439
5.63%, 07/11/17	EUR	50	67,639
7.38%, 03/06/18[d]	EUR	100	138,050
Renault SA
4.63%, 09/18/17[d]	EUR	50	69,532
5.63%, 06/30/15	EUR	150	211,618
Rexel SA
5.13%, 06/15/20 (Call 06/15/16)[d]	EUR	100	140,739
Societe Generale
5.92%, 12/31/49 (Call 04/05/17)[a,c]	USD	100	97,000
Wendel SA
4.38%, 08/09/17	EUR	100	138,332

			2,131,126
GERMANY — 3.50%
ATU Auto-Teile-Unger Handels GmbH & Co. KG
11.00%, 05/15/14[d]	EUR	100	127,116
Beverage Packaging Holdings (Luxembourg) II SA
9.50%, 06/15/17 (Call 07/22/13)[d]	EUR	100	136,454
Franz Haniel & Cie GmbH
7.13%, 02/01/17	EUR	100	152,792
Hapag-Lloyd AG
9.00%, 10/15/15 (Call 10/15/13)[d]	EUR	100	138,696
Heidelberger Druckmaschinen AG
9.25%, 04/15/18 (Call 04/15/14)[d]	EUR	50	65,272
Kabel Deutschland Vertrieb und Service GmbH
6.50%, 06/29/18 (Call 06/30/14)[d]	EUR	100	141,224

Security	Principal (000s)		Value

Kinove German Bondco GmbH
10.00%, 06/15/18 (Call 06/15/14)[d]	EUR	90	$134,558
Norddeutsche Landesbank Girozentrale
6.00%, 06/29/20	EUR	50	75,136
Styrolution Group GmbH
7.63%, 05/15/16 (Call 05/15/13)[d]	EUR	100	139,118
Techem Energy Metering Service GmbH & Co. KG
6.13%, 10/01/19 (Call 10/01/15)[d]	EUR	100	142,827
ThyssenKrupp AG
4.38%, 02/28/17	EUR	100	139,109
ThyssenKrupp Finance Nederland BV
8.50%, 02/25/16	EUR	75	114,608
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 09/15/22 (Call 09/15/17)[d]	EUR	100	133,435
5.75%, 01/15/23 (Call 01/15/18)[d]	EUR	100	135,630
7.50%, 03/15/19 (Call 03/15/15)[d]	EUR	100	144,369
UPCB Finance Ltd.
7.63%, 01/15/20 (Call 01/15/15)[d]	EUR	100	143,706

			2,064,050
GREECE — 0.34%
OTE PLC
4.63%, 05/20/16	EUR	50	64,217
7.25%, 02/12/15[d,e]	EUR	100	135,663

			199,880
IRELAND — 1.69%
Allied Irish Banks PLC
5.63%, 11/12/14[d]	EUR	100	134,367
Ardagh Packaging Finance PLC
7.38%, 10/15/17 (Call 10/15/14)[d]	EUR	150	214,527
9.13%, 10/15/20 (Call 10/15/15)[a]	USD	200	225,500
Nara Cable Funding Ltd.
8.88%, 12/01/18 (Call 12/01/13)[a]	USD	200	214,200
Rottapharm Ltd.
6.13%, 11/15/19 (Call 11/15/15)[d]	EUR	100	135,580
Smurfit Kappa Acquisitions
7.75%, 11/15/19 (Call 11/15/14)[d]	EUR	50	72,578

			996,752
ITALY — 1.60%
Banca Monte dei Paschi di Siena SpA
5.00%, 04/21/20[d]	EUR	100	120,347

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND FUND

April 30, 2013

Security	Principal (000s)		Value

Banca Popolare di Vicenza
6.75%, 02/27/15[d]	EUR	100	$137,615
Banco Popolare
5.47%, 11/12/16	EUR	50	66,826
6.00%, 11/05/20[d]	EUR	50	66,194
Buzzi Unicem SpA
5.13%, 12/09/16[d]	EUR	50	70,201
Gruppo Editoriale L’Espresso SpA
5.13%, 10/27/14	EUR	50	67,956
Italcementi Finance SA
6.63%, 03/19/20[e]	EUR	50	70,683
Lottomatica Group SpA
8.25%, 03/31/66 (Call 03/31/16)[c,d]	EUR	50	71,686
UniCredit SpA
6.70%, 06/05/18	EUR	50	69,875
Unipol Gruppo Finanziario SpA
5.00%, 01/11/17[d]	EUR	50	68,535
Veneto Banca SCPA
4.00%, 07/31/15[d]	EUR	100	132,303

			942,221
LUXEMBOURG — 6.98%
ArcelorMittal SA
4.25%, 08/05/15	USD	150	155,855
5.88%, 11/17/17	EUR	100	142,495
6.00%, 03/01/21	USD	100	106,217
6.13%, 06/01/18	USD	300	328,090
10.35%, 06/01/19	USD	150	190,361
CHC Helicopter SA
9.25%, 10/15/20 (Call 10/15/15)	USD	100	107,000
Codere Finance Luxembourg SA
8.25%, 06/15/15 (Call 06/15/13)[d]	EUR	50	52,507
ConvaTec Healthcare E SA
7.38%, 12/15/17 (Call 12/15/13)[d]	EUR	100	142,058
Fiat Finance & Trade SA
6.38%, 04/01/16[d]	EUR	250	354,023
7.63%, 09/15/14	EUR	100	141,104
7.75%, 10/17/16[d]	EUR	100	145,539
Fiat Industrial Finance Europe SA
5.25%, 03/11/15[d]	EUR	100	139,695
FMC Finance VIII SA
5.25%, 07/31/19[d]	EUR	50	74,411

Security	Principal (000s)		Value

HeidelbergCement Finance Luxembourg SA
6.75%, 12/15/15[d]	EUR	100	$147,661
8.50%, 10/31/19[d]	EUR	50	84,048
Ineos Group Holdings SA
7.88%, 02/15/16 (Call 07/22/13)[d]	EUR	50	66,909
8.50%, 02/15/16 (Call 05/15/13)[a]	USD	100	101,620
Intelsat (Luxembourg) SA
7.75%, 06/01/21 (Call 06/01/17)[a]	USD	100	105,750
11.25%, 02/04/17 (Call 06/12/13)	USD	110	117,150
Intelsat Jackson Holdings SA
6.63%, 12/15/22 (Call 12/15/17)[a,b]	USD	100	108,000
7.25%, 04/01/19 (Call 04/01/15)	USD	200	219,500
7.25%, 10/15/20 (Call 10/15/15)	USD	100	111,000
NII International Telecom Sarl
11.38%, 08/15/19 (Call 02/15/17)[a]	USD	50	57,750
Ontex IV SA
7.50%, 04/15/18 (Call 04/15/14)[d]	EUR	100	141,069
Spie BondCo 3 SCA
11.00%, 08/15/19 (Call 08/15/15)[d]	EUR	100	148,685
Telenet Finance V Luxembourg SCA
6.25%, 08/15/22 (Call 08/15/17)[d]	EUR	100	136,042
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc.
8.75%, 02/01/19 (Call 08/01/15)[a]	USD	75	75,094
Wind Acquisition Finance SA
7.25%, 02/15/18 (Call 11/15/13)[a]	USD	200	210,500
11.75%, 07/15/17 (Call 07/15/13)[d]	EUR	150	211,727

			4,121,860
MEXICO — 0.22%
NII Capital Corp.
7.63%, 04/01/21 (Call 04/01/16)	USD	100	88,500
10.00%, 08/15/16 (Call 08/15/13)	USD	40	41,200

			129,700
NETHERLANDS — 4.32%
Conti-Gummi Finance BV
7.50%, 09/15/17 (Call 09/15/13)[d]	EUR	100	139,299
EDP Finance BV
3.75%, 06/22/15	EUR	100	135,103
5.75%, 09/21/17[d]	EUR	150	216,328
Fresenius Finance BV
4.25%, 04/15/19[d]	EUR	100	144,044

34	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND FUND

April 30, 2013

Security	Principal (000s)		Value

GMAC International Finance BV
7.50%, 04/21/15[d]	EUR	50	$71,757
HeidelbergCement Finance BV
8.00%, 01/31/17[d]	EUR	200	314,285
InterGen NV
9.00%, 06/30/17 (Call 07/15/13)[a]	USD	75	76,312
LyondellBasell Industries NV
6.00%, 11/15/21 (Call 08/17/21)	USD	200	242,680
Nokia Siemens Networks Finance BV
6.75%, 04/15/18 (Call 04/15/15)[d]	EUR	100	139,096
NXP BV/NXP Funding LLC
9.75%, 08/01/18 (Call 08/01/14)[a]	USD	100	113,332
OI European Group BV
6.75%, 09/15/20[d]	EUR	100	153,407
Portugal Telecom International Finance BV
4.38%, 03/24/17	EUR	50	68,313
5.00%, 11/04/19	EUR	100	136,732
Schaeffler Finance BV
4.75%, 05/15/21 (Call 05/15/16)[a]	USD	200	202,833
7.75%, 02/15/17[d]	EUR	100	150,733
Sensata Technologies BV
4.88%, 10/15/23[a]	USD	25	25,569
UPC Holding BV
8.38%, 08/15/20 (Call 08/15/15)[d]	EUR	50	73,046
Ziggo Bond Co. BV
8.00%, 05/15/18 (Call 05/15/14)[d]	EUR	100	143,321

			2,546,190
NORWAY — 0.07%
Norske Skogindustrier ASA
7.00%, 06/26/17	EUR	50	41,950

			41,950
PORTUGAL — 0.80%
Banco Comercial Portugues SA
5.63%, 04/23/14	EUR	100	134,477
Banco Espirito Santo SA
3.88%, 01/21/15	EUR	50	65,988
5.63%, 06/05/14	EUR	150	203,114
Brisa Concessao Rodoviaria SA
4.50%, 12/05/16	EUR	50	66,668

			470,247

Security	Principal (000s)		Value

SPAIN — 1.81%
Abengoa SA
9.63%, 02/25/15[d]	EUR	50	$67,446
Bankia SA
4.38%, 02/14/17	EUR	100	123,798
BBVA International Preferred SAU
5.92%, 12/31/49 (Call 04/18/17)[c]	USD	50	46,813
BPE Financiaciones SA
4.00%, 07/17/15	EUR	100	133,566
Campofrio Food Group SA
8.25%, 10/31/16 (Call 10/31/13)[d]	EUR	100	139,915
Cirsa Funding Luxembourg SA
8.75%, 05/15/18 (Call 05/15/14)[d]	EUR	50	68,793
Inaer Aviation Finance Ltd.
9.50%, 08/01/17 (Call 08/01/13)[d]	EUR	50	66,559
Mapfre SA
5.13%, 11/16/15	EUR	100	139,359
Nara Cable Funding Ltd.
8.88%, 12/01/18 (Call 12/01/13)[d]	EUR	100	141,533
Obrascon Huarte Lain SA
7.38%, 04/28/15	EUR	100	142,882

			1,070,664
SWEDEN — 0.25%
Verisure Holding AB
8.75%, 09/01/18 (Call 09/01/14)[d]	EUR	100	147,252

			147,252
UNITED KINGDOM — 4.75%
Algeco Scotsman Global Finance PLC
9.00%, 10/15/18 (Call 10/15/15)[d]	EUR	100	137,841
Arqiva Broadcast Finance PLC
9.50%, 03/31/20 (Call 03/31/16)[d]	GBP	100	164,978
British Airways PLC
8.75%, 08/23/16	GBP	50	87,697
CEVA Group PLC
8.38%, 12/01/17 (Call 12/01/13)[a]	USD	75	75,375
11.50%, 04/01/18 (Call 04/01/14)[a]	USD	100	63,500
Co-Operative Group Ltd.
5.63%, 07/08/20[e]	GBP	100	163,237
EC Finance PLC
9.75%, 08/01/17 (Call 08/01/14)[d]	EUR	100	145,710
HBOS PLC
4.88%, 03/20/15	EUR	100	137,497
6.75%, 05/21/18[a]	USD	100	111,150

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND FUND

April 30, 2013

Security	Principal (000s)		Value

Ineos Finance PLC
9.00%, 05/15/15 (Call 05/15/13)[a]	USD	100	$104,709
9.25%, 05/15/15 (Call 05/15/13)[d]	EUR	50	69,074
Infinis PLC
7.00%, 02/15/19 (Call 02/15/16)[a]	GBP	100	158,364
Jaguar Land Rover Automotive PLC
8.13%, 05/15/21 (Call 05/15/16)[a]	USD	150	171,930
8.25%, 03/15/20 (Call 03/15/16)[d]	GBP	100	176,535
Kerling PLC
10.63%, 02/01/17 (Call 02/01/14)[d]	EUR	50	68,283
Phones4u Finance PLC
9.50%, 04/01/18 (Call 04/01/14)[a]	GBP	100	163,033
Priory Group No. 3 PLC
7.00%, 02/15/18 (Call 02/15/14)[a]	GBP	100	166,146
Rexam PLC
6.75%, 06/29/67 (Call 06/29/17)[c,d]	EUR	50	70,947
Royal Bank of Scotland Group PLC
4.63%, 09/22/21 (Call 09/22/16)[c]	EUR	100	125,270
5.05%, 01/08/15	USD	100	103,821
6.13%, 12/15/22	USD	150	161,283
Thomas Cook Group PLC
6.75%, 06/22/15	EUR	50	66,698
Virgin Media Finance PLC
8.38%, 10/15/19 (Call 10/15/14)	USD	100	112,503

			2,805,581
UNITED STATES — 61.42%
313 Group Inc.
6.38%, 12/01/19 (Call 12/01/15)[a]	USD	50	50,438
Access Midstream Partners LP/ACMP Finance Corp.
4.88%, 05/15/23 (Call 12/15/17)	USD	100	102,606
Advanced Micro Devices Inc.
7.50%, 08/15/22[a]	USD	50	47,900
8.13%, 12/15/17 (Call 12/15/13)[b]	USD	100	103,896
AES Corp. (The)
8.00%, 10/15/17	USD	250	298,452
Aircastle Ltd.
6.25%, 12/01/19	USD	50	55,625
Alere Inc.
7.25%, 07/01/18 (Call 12/15/15)[a]	USD	50	54,125
8.63%, 10/01/18 (Call 10/01/14)	USD	50	53,750
Aleris International Inc.
7.88%, 11/01/20 (Call 11/01/15)	USD	50	54,000

Security	Principal (000s)		Value

Ally Financial Inc.
4.63%, 06/26/15	USD	100	$105,666
5.50%, 02/15/17	USD	100	109,419
6.25%, 12/01/17	USD	100	113,500
6.75%, 12/01/14	USD	100	107,500
8.00%, 03/15/20	USD	250	316,406
8.30%, 02/12/15	USD	100	110,876
Alpha Natural Resources Inc.
6.00%, 06/01/19 (Call 06/01/14)	USD	100	93,502
AMC Entertainment Inc.
9.75%, 12/01/20 (Call 12/01/15)	USD	100	116,162
AMC Networks Inc.
4.75%, 12/15/22 (Call 12/15/17)[b]	USD	100	102,764
American Axle & Manufacturing Inc.
6.25%, 03/15/21 (Call 03/15/16)	USD	50	52,813
AmeriGas Finance LLC/AmeriGas Finance Corp.
6.75%, 05/20/20 (Call 05/20/16)	USD	100	110,690
7.00%, 05/20/22 (Call 05/20/17)	USD	100	111,611
Ameristar Casinos Inc.
7.50%, 04/15/21 (Call 04/15/15)	USD	100	111,250
Antero Resources Finance Corp.
7.25%, 08/01/19 (Call 08/01/14)	USD	50	54,288
Arch Coal Inc.
7.00%, 06/15/19 (Call 06/15/15)[b]	USD	200	185,677
Ashland Inc.
4.75%, 08/15/22[a]	USD	50	52,365
Avaya Inc.
7.00%, 04/01/19 (Call 04/01/15)[a]	USD	50	47,500
10.50%, 03/01/21 (Call 03/01/17)[a]	USD	100	91,750
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
8.25%, 01/15/19 (Call 10/15/14)	USD	100	111,293
Axiall Corp.
4.88%, 05/15/23 (Call 05/15/18)[a]	USD	50	52,313
B/E Aerospace Inc.
6.88%, 10/01/20 (Call 10/01/15)	USD	100	112,250
Ball Corp.
5.75%, 05/15/21 (Call 11/15/15)	USD	100	109,000
Berry Plastics Corp.
9.50%, 05/15/18 (Call 05/15/14)	USD	100	111,150
Bill Barrett Corp.
7.00%, 10/15/22 (Call 10/15/17)	USD	100	106,963

36	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND FUND

April 30, 2013

Security	Principal (000s)		Value

Biomet Inc.
6.50%, 08/01/20 (Call 08/01/15)[a]	USD	50	$54,125
6.50%, 10/01/20 (Call 10/01/15)[a,b]	USD	50	52,250
Boyd Gaming Corp.
9.13%, 12/01/18 (Call 12/01/14)	USD	25	27,748
Building Materials Corp. of America
6.75%, 05/01/21 (Call 05/01/16)[a]	USD	100	110,669
Cablevision Systems Corp.
7.75%, 04/15/18	USD	150	170,812
Caesars Entertainment Operating Co. Inc.
9.00%, 02/15/20 (Call 02/15/16)[a]		300	295,500
12.75%, 04/15/18 (Call 04/15/14)	USD	50	35,783
Calpine Corp.
7.50%, 02/15/21 (Call 11/01/15)[a]	USD	315	355,950
Case New Holland Inc.
7.88%, 12/01/17	USD	100	118,875
CBRE Services Inc.
5.00%, 03/15/23 (Call 03/15/18)	USD	50	51,190
CC Holdings GS V LLC
3.85%, 04/15/23[a]	USD	100	103,019
CCO Holdings LLC/CCO Holdings Capital Corp.
5.25%, 09/30/22 (Call 09/30/17)	USD	100	101,875
5.75%, 09/01/23[a]	USD	75	77,812
5.75%, 01/15/24 (Call 07/15/18)	USD	50	52,063
6.50%, 04/30/21 (Call 04/30/15)	USD	150	162,750
7.00%, 01/15/19 (Call 01/15/14)	USD	100	108,625
7.88%, 04/30/18 (Call 06/03/13)	USD	150	159,562
CDW LLC/CDW Finance Corp.
8.50%, 04/01/19 (Call 04/01/15)	USD	100	112,000
Celanese U.S. Holdings LLC
6.63%, 10/15/18 (Call 10/15/14)	USD	100	109,280
Cengage Learning Acquisitions Inc.
11.50%, 04/15/20 (Call 04/15/16)[a,b]	USD	50	39,250
12.00%, 06/30/19 (Call 06/30/15)[a]	USD	50	9,875
CenturyLink Inc.
Series V
5.63%, 04/01/20	USD	100	106,500
6.45%, 06/15/21	USD	150	166,125
Cequel Communications Holdings I LLC/Cequel Capital Corp.
6.38%, 09/15/20 (Call 09/15/15)[a]	USD	100	106,000

Security	Principal (000s)		Value

Ceridian Corp.
11.25%, 11/15/15 (Call 07/22/13)	USD	100	$103,500
Chaparral Energy Inc.
7.63%, 11/15/22 (Call 04/15/17)	USD	100	109,708
Chesapeake Energy Corp.
3.25%, 03/15/16 (Call 03/15/14)	USD	50	50,713
5.75%, 03/15/23	USD	100	108,503
6.63%, 08/15/20[b]	USD	200	225,610
6.78%, 03/15/19 (Call 05/13/13)[b]	USD	100	104,166
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance Inc.
6.63%, 11/15/19 (Call 11/15/15)[a,b]	USD	50	51,184
Chrysler Group LLC/CG Co-Issuer Inc.
8.00%, 06/15/19 (Call 06/15/15)[b]	USD	200	225,032
Cincinnati Bell Inc.
8.38%, 10/15/20 (Call 10/15/15)[b]	USD	81	87,277
Cinemark USA Inc.
5.13%, 12/15/22 (Call 12/15/17)[a]	USD	50	51,621
CIT Group Inc.
4.25%, 08/15/17	USD	150	159,717
4.75%, 02/15/15[a]	USD	100	105,250
5.00%, 05/15/17	USD	100	109,250
5.25%, 03/15/18	USD	150	166,137
5.38%, 05/15/20[b]	USD	75	84,750
5.50%, 02/15/19[a]	USD	150	169,478
CityCenter Holdings LLC/CityCenter Finance Corp.
7.63%, 01/15/16 (Call 01/15/14)	USD	100	107,250
Claire’s Stores Inc.
9.00%, 03/15/19 (Call 03/15/15)[a]	USD	100	114,625
Clean Harbors Inc.
5.13%, 06/01/21 (Call 12/01/16)[a,b]	USD	100	104,750
5.25%, 08/01/20 (Call 08/01/16)	USD	100	105,750
Clear Channel Communications Inc.
9.00%, 12/15/19 (Call 07/15/15)[a]	USD	125	125,469
9.00%, 03/01/21 (Call 03/01/16)	USD	100	97,750
10.75%, 08/01/16 (Call 07/22/13)	USD	50	42,875
11.25%, 03/01/21 (Call 03/01/16)[a]	USD	25	26,632
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22 (Call 11/15/17)[a]	USD	150	162,375

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND FUND

April 30, 2013

Security	Principal (000s)		Value

Series B
7.63%, 03/15/20 (Call 03/15/15)	USD	125	$134,375
Clearwire Communications LLC/Clearwire Finance Inc.
12.00%, 12/01/15 (Call 07/22/13)[a]	USD	150	160,125
Commercial Metals Co.
7.35%, 08/15/18	USD	100	110,938
CommScope Inc.
8.25%, 01/15/19 (Call 01/15/15)[a]	USD	100	109,000
Community Health Systems Inc.
7.13%, 07/15/20 (Call 07/15/16)	USD	100	111,750
8.00%, 11/15/19 (Call 11/15/15)	USD	100	113,375
Concho Resources Inc.
6.50%, 01/15/22 (Call 01/15/17)	USD	100	110,697
CONSOL Energy Inc.
8.00%, 04/01/17 (Call 04/01/14)	USD	150	162,193
Constellation Brands Inc.
7.25%, 05/15/17	USD	100	116,625
Continental Resources Inc.
4.50%, 04/15/23 (Call 01/15/23)[a]	USD	25	26,509
5.00%, 09/15/22 (Call 03/15/17)[b]	USD	100	109,120
Cricket Communications Inc.
7.75%, 10/15/20 (Call 10/15/15)	USD	100	101,375
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%, 01/15/23[a]	USD	100	100,998
Crown Castle International Corp.
5.25%, 01/15/23	USD	100	104,750
CSC Holdings LLC
6.75%, 11/15/21	USD	100	114,250
DaVita HealthCare Partners Inc.
5.75%, 08/15/22 (Call 08/15/17)	USD	50	53,375
6.38%, 11/01/18 (Call 11/01/13)	USD	100	106,750
Dean Foods Co.
7.00%, 06/01/16[b]	USD	100	113,375
Del Monte Corp.
7.63%, 02/15/19 (Call 02/15/14)	USD	100	106,250
Delphi Corp.
6.13%, 05/15/21 (Call 05/15/16)	USD	100	112,000
Denbury Resources Inc.
4.63%, 07/15/23 (Call 01/15/18)	USD	100	100,878
8.25%, 02/15/20 (Call 02/15/15)	USD	100	112,886
DISH DBS Corp.
4.63%, 07/15/17	USD	100	101,704

Security	Principal (000s)		Value

5.88%, 07/15/22	USD	150	$153,253
6.75%, 06/01/21	USD	150	162,058
7.75%, 05/31/15	USD	150	165,675
7.88%, 09/01/19	USD	150	170,984
DJO Finance LLC/DJO Finance Corp.
9.88%, 04/15/18 (Call 04/15/15)	USD	50	55,000
DPL Inc.
7.25%, 10/15/21 (Call 07/15/21)	USD	100	106,630
DR Horton Inc.
3.63%, 02/15/18 (Call 11/15/17)	USD	100	102,250
E*TRADE Financial Corp.
6.00%, 11/15/17 (Call 11/15/14)[b]	USD	100	106,000
Eagle Spinco Inc.
4.63%, 02/15/21 (Call 02/15/18)[a]	USD	100	105,125
El Paso Corp.
7.00%, 06/15/17	USD	100	114,749
Endo Health Solutions Inc.
7.00%, 07/15/19 (Call 07/15/15)	USD	100	109,500
Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc.
10.00%, 12/01/20 (Call 12/01/15)[a]	USD	250	283,437
11.75%, 03/01/22 (Call 03/01/17)[a,b]	USD	100	114,375
Energy Transfer Equity LP
7.50%, 10/15/20	USD	150	175,500
Energy XXI Gulf Coast Inc.
9.25%, 12/15/17 (Call 12/15/14)	USD	100	112,735
EP Energy LLC/EP Energy Finance Inc.
9.38%, 05/01/20 (Call 05/01/16)	USD	100	116,410
EP Energy LLC/Everest Acquisition Finance Inc.
6.88%, 05/01/19 (Call 05/01/15)	USD	100	109,255
Equinix Inc.
4.88%, 04/01/20	USD	25	26,135
7.00%, 07/15/21 (Call 07/15/16)	USD	100	113,595
Felcor Lodging LP
5.63%, 03/01/23 (Call 03/01/18)[a]	USD	50	51,382
First Data Corp.
7.38%, 06/15/19 (Call 06/15/15)[a]	USD	150	162,750
8.25%, 01/15/21 (Call 01/15/16)[a]	USD	100	106,448
8.88%, 08/15/20 (Call 08/15/15)[a,b]	USD	150	169,954
11.25%, 03/31/16 (Call 07/22/13)[b]	USD	150	152,625
11.25%, 01/15/21 (Call 01/15/16)[a]	USD	50	52,103

38	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND FUND

April 30, 2013

Security	Principal (000s)		Value

12.63%, 01/15/21 (Call 01/15/16)[b]	USD	200	$217,268
Forest Oil Corp.
7.25%, 06/15/19 (Call 07/22/13)	USD	50	50,565
Freescale Semiconductor Inc.
9.25%, 04/15/18 (Call 04/15/14)[a]	USD	200	219,605
10.75%, 08/01/20 (Call 08/01/15)	USD	50	56,986
Fresenius Medical Care US Finance II Inc.
5.63%, 07/31/19[a]	USD	200	222,500
Frontier Communications Corp.
8.25%, 04/15/17	USD	200	234,500
8.50%, 04/15/20[b]	USD	100	115,250
8.75%, 04/15/22	USD	50	56,375
General Motors Financial Co. Inc.
4.75%, 08/15/17[a]	USD	100	105,375
GenOn Energy Inc.
9.50%, 10/15/18[b]	USD	100	118,788
9.88%, 10/15/20 (Call 10/15/15)	USD	100	115,295
Goodyear Tire & Rubber Co. (The)
6.50%, 03/01/21 (Call 03/01/16)	USD	100	104,750
8.25%, 08/15/20 (Call 08/15/15)	USD	100	111,750
Grifols Inc.
8.25%, 02/01/18 (Call 02/01/14)	USD	100	110,000
Halcon Resources Corp.
8.88%, 05/15/21 (Call 11/15/16)[a]	USD	75	80,001
9.75%, 07/15/20 (Call 07/15/16)[a]	USD	50	54,430
Hanesbrands Inc.
6.38%, 12/15/20 (Call 12/15/15)	USD	100	110,250
Harbinger Group Inc.
7.88%, 07/15/19 (Call 01/15/16)[a]	USD	50	53,500
Harrah’s Operating Co. Inc.
10.00%, 12/15/18 (Call 12/15/13)	USD	200	122,500
10.75%, 02/01/16 (Call 07/22/13)	USD	25	22,250
11.25%, 06/01/17 (Call 06/01/13)	USD	150	158,625
Hawk Acquisition Sub Inc.
4.25%, 10/15/20 (Call 04/15/15)[a]	USD	200	202,250
HCA Holdings Inc.
7.75%, 05/15/21 (Call 11/15/15)	USD	100	113,250
HCA Inc.
5.88%, 03/15/22	USD	100	111,375
5.88%, 05/01/23[b]	USD	100	109,000
6.50%, 02/15/16	USD	100	111,250
6.50%, 02/15/20	USD	400	462,500
7.50%, 02/15/22	USD	100	120,000

Security	Principal (000s)		Value

8.50%, 04/15/19 (Call 04/15/14)	USD	150	$165,750
HD Supply Inc.
7.50%, 07/15/20 (Call 10/15/16)[a]	USD	50	54,125
10.50%, 01/15/21 (Call 01/15/16)	USD	25	26,219
11.00%, 04/15/20 (Call 04/15/16)	USD	100	122,500
11.50%, 07/15/20 (Call 10/15/16)	USD	50	59,750
Health Management Associates Inc.
7.38%, 01/15/20 (Call 01/15/16)	USD	100	110,875
Hertz Corp. (The)
6.75%, 04/15/19 (Call 04/15/15)	USD	150	166,236
Hexion U.S. Finance Corp.
6.63%, 04/15/20 (Call 04/15/15)[a]	USD	75	78,094
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC
9.00%, 11/15/20 (Call 11/15/15)[b]	USD	100	103,762
Hughes Satellite Systems Corp.
7.63%, 06/15/21	USD	100	114,250
Huntington Ingalls Industries Inc.
7.13%, 03/15/21 (Call 03/15/16)	USD	50	55,455
Huntsman International LLC
8.63%, 03/15/21 (Call 09/15/15)	USD	100	114,750
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
7.75%, 01/15/16 (Call 07/08/13)	USD	100	104,250
8.00%, 01/15/18 (Call 01/15/14)	USD	100	107,500
IMS Health Inc.
6.00%, 11/01/20 (Call 11/01/15)[a]	USD	150	159,750
Infor US Inc.
9.38%, 04/01/19 (Call 04/01/15)	USD	100	113,928
International Lease Finance Corp.
4.88%, 04/01/15	USD	200	210,117
5.75%, 05/15/16	USD	100	109,108
5.88%, 08/15/22[b]	USD	100	110,750
8.25%, 12/15/20	USD	200	250,115
8.63%, 09/15/15	USD	100	114,247
8.75%, 03/15/17	USD	200	239,790
inVentiv Health Inc.
9.00%, 01/15/18 (Call 01/15/16)[a]	USD	25	26,500
11.00%, 08/15/18 (Call 08/15/14)[a]	USD	25	21,875
Iron Mountain Inc.
7.75%, 10/01/19 (Call 10/01/15)	USD	100	112,967
Jarden Corp.
7.50%, 05/01/17	USD	50	57,127

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND FUND

April 30, 2013

Security	Principal (000s)		Value

JC Penney Corp. Inc.
5.65%, 06/01/20[b]	USD	75	$64,312
Kinder Morgan Finance Co. LLC
6.00%, 01/15/18[a]	USD	100	110,593
Kinetic Concepts Inc. / KCI USA Inc.
10.50%, 11/01/18 (Call 11/01/15)	USD	100	112,500
12.50%, 11/01/19 (Call 11/01/15)[b]	USD	50	53,563
L Brands Inc.
6.63%, 04/01/21[b]	USD	100	115,250
6.90%, 07/15/17	USD	100	115,000
Lamar Media Corp.
5.00%, 05/01/23 (Call 05/01/18)	USD	50	50,894
Laureate Education Inc.
9.25%, 09/01/19 (Call 09/01/15)[a]	USD	50	56,375
Lear Corp.
4.75%, 01/15/23 (Call 01/15/18)[a]	USD	25	25,010
Lennar Corp.
4.75%, 12/15/17 (Call 09/15/17)	USD	100	105,750
Level 3 Financing Inc.
8.13%, 07/01/19 (Call 07/01/15)	USD	200	221,000
Linn Energy LLC/Linn Energy Finance Corp.
6.25%, 11/01/19 (Call 11/01/15)[a]	USD	200	208,174
8.63%, 04/15/20 (Call 04/15/15)	USD	100	111,875
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
4.50%, 07/15/23 (Call 04/15/23)	USD	100	104,453
6.75%, 11/01/20 (Call 11/01/15)	USD	150	165,750
Masco Corp.
6.13%, 10/03/16	USD	150	168,750
McClatchy Co. (The)
9.00%, 12/15/22 (Call 12/15/17)[a]	USD	100	110,424
MetroPCS Wireless Inc.
6.63%, 11/15/20 (Call 11/15/15)	USD	100	108,500
6.63%, 04/01/23 (Call 04/01/18)[a]	USD	200	215,000
7.88%, 09/01/18 (Call 09/01/14)	USD	100	110,125
MGM Resorts International
6.63%, 12/15/21	USD	175	189,851
7.50%, 06/01/16[b]	USD	100	112,524
8.63%, 02/01/19[b]	USD	150	177,747
Momentive Performance Materials Inc.
8.88%, 10/15/20 (Call 10/15/15)	USD	50	54,356
9.00%, 01/15/21 (Call 01/15/16)[b]	USD	75	64,500

Security	Principal (000s)		Value

Nationstar Mortgage LLC/Nationstar Capital Corp.
7.88%, 10/01/20 (Call 10/01/16)[a]	USD	100	$112,250
NCR Corp.
5.00%, 07/15/22 (Call 07/15/17)[a]	USD	50	50,500
Newfield Exploration Co.
5.75%, 01/30/22	USD	100	109,893
6.88%, 02/01/20 (Call 02/01/15)	USD	100	108,740
NGPL PipeCo LLC
9.63%, 06/01/19 (Call 06/01/15)[a]	USD	100	110,032
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 10/01/16)[a,b]	USD	50	50,973
7.75%, 10/15/18 (Call 10/15/14)	USD	75	83,658
NRG Energy Inc.
7.63%, 05/15/19 (Call 05/15/14)	USD	250	271,132
7.88%, 05/15/21 (Call 05/15/16)	USD	100	113,126
8.25%, 09/01/20 (Call 09/01/15)	USD	50	56,925
Nuance Communications Inc.
5.38%, 08/15/20 (Call 08/15/16)[a]	USD	50	51,517
Nuveen Investments Inc.
9.13%, 10/15/17 (Call 10/15/14)[a]	USD	50	53,125
9.50%, 10/15/20 (Call 10/15/16)[a]	USD	50	53,750
Oasis Petroleum Inc.
7.25%, 02/01/19 (Call 02/01/15)	USD	100	108,659
Peabody Energy Corp.
6.00%, 11/15/18	USD	150	161,582
6.25%, 11/15/21[b]	USD	100	106,467
Penn Virginia Corp.
8.50%, 05/01/20 (Call 05/01/17)[a]	USD	50	50,500
Petco Animal Supplies Inc.
9.25%, 12/01/18 (Call 12/01/13)[a]	USD	50	55,250
Plains Exploration & Production Co.
6.13%, 06/15/19 (Call 06/15/16)	USD	150	166,314
6.63%, 05/01/21 (Call 05/01/16)	USD	100	111,697
6.88%, 02/15/23 (Call 02/15/18)	USD	100	113,971
Post Holdings Inc.
7.38%, 02/15/22 (Call 02/15/17)	USD	50	55,562
Puget Energy Inc.
6.50%, 12/15/20	USD	100	117,454
PVH Corp.
7.38%, 05/15/20 (Call 05/15/15)	USD	100	112,250

40	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND FUND

April 30, 2013

Security	Principal (000s)		Value

QEP Resources Inc.
5.38%, 10/01/22 (Call 07/01/22)	USD	100	$106,497
Quicksilver Resources Inc.
8.25%, 08/01/15 (Call 07/22/13)	USD	100	102,190
QVC Inc.
5.13%, 07/02/22	USD	100	107,091
7.50%, 10/01/19 (Call 10/01/14)[a]	USD	100	110,500
R.R. Donnelley & Sons Co.
8.25%, 03/15/19	USD	100	111,500
Range Resources Corp.
5.00%, 08/15/22 (Call 02/15/17)	USD	100	106,872
RBS Global Inc./Rexnord LLC
8.50%, 05/01/18 (Call 05/01/14)	USD	100	109,429
Realogy Corp.
7.88%, 02/15/19 (Call 02/15/15)[a]	USD	100	111,537
Regency Energy Partners LP/Regency Energy Finance Corp.
5.50%, 04/15/23 (Call 10/15/17)	USD	50	54,869
6.88%, 12/01/18 (Call 12/01/14)	USD	100	109,484
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
5.75%, 10/15/20 (Call 10/15/15)	USD	300	313,875
7.13%, 04/15/19 (Call 10/15/14)	USD	350	377,125
9.00%, 04/15/19 (Call 10/15/14)	USD	100	108,000
9.88%, 08/15/19 (Call 08/15/15)	USD	150	168,000
Rite Aid Corp.
9.25%, 03/15/20 (Call 03/15/16)	USD	50	58,149
9.50%, 06/15/17 (Call 07/22/13)	USD	150	156,562
Rockies Express Pipeline LLC
5.63%, 04/15/20[a]	USD	75	70,431
6.85%, 07/15/18[a]	USD	50	51,444
Rockwood Specialties Group Inc.
4.63%, 10/15/20 (Call 10/15/15)	USD	100	105,500
Sabine Pass Liquefaction LLC
5.63%, 02/01/21[a]	USD	100	104,000
5.63%, 04/15/23[a]	USD	100	102,688
Sabine Pass LNG LP
7.50%, 11/30/16	USD	100	112,346
Sabre Inc.
8.50%, 05/15/19 (Call 05/15/15)[a]	USD	100	111,000
Sally Holdings LLC/Sally Capital Inc.
6.88%, 11/15/19 (Call 11/15/15)	USD	150	168,000
Samson Investment Co.
9.75%, 02/15/20 (Call 02/15/16)[a]	USD	150	158,716

Security	Principal (000s)		Value

SandRidge Energy Inc.
7.50%, 03/15/21 (Call 03/15/16)	USD	100	$104,221
8.13%, 10/15/22 (Call 04/15/17)	USD	100	106,532
SBA Communications Corp.
5.63%, 10/01/19 (Call 10/01/16)[a]	USD	50	52,563
Sealed Air Corp.
8.13%, 09/15/19 (Call 09/15/15)[a]	USD	100	114,500
Sears Holdings Corp.
6.63%, 10/15/18[b]	USD	100	99,100
ServiceMaster Co.
8.00%, 02/15/20 (Call 02/15/15)	USD	50	53,805
SESI LLC
6.38%, 05/01/19 (Call 05/01/15)	USD	100	108,427
Sinclair Television Group
6.13%, 10/01/22 (Call 10/01/17)[a]	USD	100	105,745
Smithfield Foods Inc.
6.63%, 08/15/22 (Call 08/15/17)	USD	100	111,000
Spectrum Brands Escrow Corp.
6.38%, 11/15/20 (Call 11/15/16)[a]	USD	100	109,250
Springleaf Finance Corp.
Series I
5.40%, 12/01/15	USD	50	52,125
6.90%, 12/15/17	USD	150	156,000
Sprint Nextel Corp.
6.00%, 11/15/22[b]	USD	200	208,000
7.00%, 08/15/20	USD	50	54,625
8.38%, 08/15/17	USD	150	174,750
9.00%, 11/15/18[a,b]	USD	150	184,500
9.13%, 03/01/17	USD	150	177,000
11.50%, 11/15/21	USD	100	138,500
Standard Pacific Corp.
8.38%, 05/15/18	USD	100	118,000
Suburban Propane Partners LP/Suburban Energy Finance Corp.
7.50%, 10/01/18 (Call 10/01/14)	USD	84	91,343
SunGard Data Systems Inc.
6.63%, 11/01/19 (Call 11/01/15)[a]	USD	50	53,228
7.38%, 11/15/18 (Call 11/15/13)	USD	100	108,048
SUPERVALU Inc.
8.00%, 05/01/16	USD	50	54,750
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.88%, 02/01/21 (Call 02/01/16)	USD	100	110,938

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND FUND

April 30, 2013

Security	Principal (000s)		Value

Tenet Healthcare Corp.
4.50%, 04/01/21[a]	USD	100	$102,500
6.25%, 11/01/18[b]	USD	100	112,250
8.88%, 07/01/19 (Call 07/01/14)	USD	150	168,562
Terex Corp.
6.00%, 05/15/21 (Call 11/15/16)[b]	USD	100	107,000
Tesoro Corp.
5.38%, 10/01/22 (Call 10/01/17)	USD	50	53,001
Texas Competitive Electric Holdings Co. LLC/TCEH Finance Inc.
11.50%, 10/01/20 (Call 04/01/16)[a]	USD	150	118,500
Toys R Us Inc.
10.38%, 08/15/17 (Call 02/15/15)	USD	25	27,063
Toys R Us Property Co. I LLC
10.75%, 07/15/17 (Call 07/15/13)	USD	100	106,875
TransDigm Inc.
7.75%, 12/15/18 (Call 12/15/14)	USD	150	165,967
U.S. Foodservice Inc.
8.50%, 06/30/19 (Call 06/30/14)[a]	USD	100	109,375
United Airlines Inc.
6.75%, 09/15/15 (Call 07/22/13)[a]	USD	100	104,625
United Rentals (North America) Inc.
7.38%, 05/15/20 (Call 05/15/16)	USD	150	169,797
7.63%, 04/15/22 (Call 04/15/17)	USD	100	114,736
8.38%, 09/15/20 (Call 09/15/15)[b]	USD	100	112,970
United States Steel Corp.
7.38%, 04/01/20	USD	100	105,564
7.63%, 05/15/20 (Call 05/15/15)[b]	USD	40	34,700
Univision Communications Inc.
6.75%, 09/15/22 (Call 09/15/17)[a]	USD	100	110,750
6.88%, 05/15/19 (Call 05/15/15)[a]	USD	150	163,439
8.50%, 05/15/21 (Call 11/15/15)[a]	USD	50	55,500
USG Corp.
6.30%, 11/15/16	USD	100	106,500
Valeant Pharmaceuticals International Inc.
6.38%, 10/15/20 (Call 10/15/16)[a]	USD	100	110,875
6.75%, 08/15/21 (Call 02/15/16)[a]	USD	100	110,500
6.88%, 12/01/18 (Call 12/01/14)[a]	USD	200	217,500
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II Inc.
8.00%, 02/01/18 (Call 02/01/14)[b]	USD	100	107,000
Vulcan Materials Co.
7.50%, 06/15/21	USD	100	118,000

Security	Principal (000s)		Value

VWR Funding Inc.
7.25%, 09/15/17 (Call 09/15/14)[a]	USD	50	$53,375
West Corp.
8.63%, 10/01/18 (Call 10/01/14)	USD	100	110,284
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.25%, 07/15/19 (Call 07/15/15)[a,b]	USD	75	84,187
Windstream Corp.
7.50%, 04/01/23 (Call 04/01/16)	USD	100	108,750
7.75%, 10/15/20 (Call 10/15/15)[b]	USD	200	219,500
WMG Acquisition Corp.
11.50%, 10/01/18 (Call 10/01/14)	USD	100	118,709
WPX Energy Inc.
6.00%, 01/15/22 (Call 10/15/21)	USD	100	108,607
Wynn Las Vegas LLC
7.75%, 08/15/20 (Call 08/15/15)	USD	100	114,463
XM Satellite Radio Inc.
7.63%, 11/01/18 (Call 11/01/14)[a]	USD	150	165,000
Zayo Group LLC/Zayo Capital Inc.
10.13%, 07/01/20 (Call 07/01/16)	USD	100	117,750

			36,250,246

TOTAL CORPORATE BONDS & NOTES
(Cost: $55,092,251)			57,524,103

FOREIGN AGENCY OBLIGATIONS — 0.35%

DENMARK — 0.12%
DONG Energy A/S
7.75%, 06/01/49 (Call 06/01/21)[c]	EUR	50	72,327

			72,327
PORTUGAL — 0.23%
Caixa Geral de Depositos SA
5.63%, 12/04/15[d]	EUR	100	137,320

			137,320

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $211,502)			209,647

42	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND FUND

April 30, 2013

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 6.90%

MONEY MARKET FUNDS — 6.90%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[f,g,h]	3,568	$3,568,422
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[f,g,h]	388	387,576
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%[f,g]	117	117,318

		4,073,316

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,073,316)		4,073,316

TOTAL INVESTMENTS IN SECURITIES — 104.72%
(Cost: $59,377,069)		61,807,066
Other Assets, Less Liabilities — (4.72)%		(2,789,139)

NET ASSETS — 100.00%		$59,017,927

CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Variable rate security. Rate shown is as of report date.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	43

Statements of Assets and Liabilities (Unaudited)

iSHARES®, INC.

April 30, 2013

	iShares Emerging Markets Corporate Bond Fund	iShares Emerging Markets High Yield Bond Fund	iShares Emerging Markets Local Currency Bond Fund

ASSETS
Investments, at cost:
Unaffiliated	$35,656,579	$250,861,562	$607,272,894
Affiliated (Note 2)	458,943	1,177,187	1,350,129

Total cost of investments	$36,115,522	$252,038,749	$608,623,023

Investments in securities, at fair value (Note 1):
Unaffiliated	$36,330,096	$253,564,170	$624,519,411
Affiliated (Note 2)	458,943	1,177,187	1,350,129

Total fair value of investments	36,789,039	254,741,357	625,869,540
Foreign currency, at value[a]	—	—	5,548,215
Cash	241,606	77,628	111
Receivables:
Investment securities sold	364,768	8,670,241	15,994,010
Due from custodian (Note 4)	122,681	—	—
Interest	490,638	4,153,532	10,178,936

Total Assets	38,008,732	267,642,758	657,590,812

LIABILITIES
Payables:
Investment securities purchased	768,848	9,745,683	11,583,577
Deferred foreign capital gains taxes (Note 1)	—	—	98,042
Investment advisory fees (Note 2)	18,249	136,360	307,404

Total Liabilities	787,097	9,882,043	11,989,023

NET ASSETS	$37,221,635	$257,760,715	$645,601,789

Net assets consist of:
Paid-in capital	$36,374,099	$254,213,775	$629,824,591
Undistributed net investment income	113,279	1,196,251	2,515,945
Undistributed net realized gain (accumulated net realized loss)	60,740	(351,919)	(3,906,469)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	673,517	2,702,608	17,167,722

NET ASSETS	$37,221,635	$257,760,715	$645,601,789

Shares outstanding[b]	700,000	4,700,000	12,000,000

Net asset value per share	$53.17	$54.84	$53.80

[a]	Cost of foreign currency: $ —, $ — and $5,548,195, respectively.
[b]	$0.001 par value, number of shares authorized: 500 million, 500 million and 500 million, respectively.

See notes to financial statements.

44	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

April 30, 2013

	iShares Global ex USD High Yield Corporate Bond Fund	iShares Global High Yield Corporate Bond Fund

ASSETS
Investments, at cost:
Unaffiliated	$40,673,344	$55,303,753
Affiliated (Note 2)	1,073	4,073,316

Total cost of investments	$40,674,417	$59,377,069

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$42,445,724	$57,733,750
Affiliated (Note 2)	1,073	4,073,316

Total fair value of investments	42,446,797	61,807,066
Foreign currency, at value[b]	637,696	339,952
Receivables:
Investment securities sold	176,246	387,363
Due from custodian (Note 4)	—	442,092
Interest	879,779	1,083,902

Total Assets	44,140,518	64,060,375

LIABILITIES
Payables:
Investment securities purchased	274,634	1,067,635
Collateral for securities on loan (Note 5)	—	3,955,998
Securities related to in-kind transactions (Note 4)	176,234	—
Investment advisory fees (Note 2)	14,013	18,815

Total Liabilities	464,881	5,042,448

NET ASSETS	$43,675,637	$59,017,927

Net assets consist of:
Paid-in capital	$41,671,191	$56,262,451
Undistributed net investment income	154,797	248,615
Undistributed net realized gain	62,935	72,653
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	1,786,714	2,434,208

NET ASSETS	$43,675,637	$59,017,927

Shares outstanding[c]	800,000	1,100,000

Net asset value per share	$54.59	$53.65

[a]	Securities on loan with values of $ — and $3,878,898, respectively. See Note 5.
[b]	Cost of foreign currency: $628,066 and $337,352, respectively.
[c]	$0.001 par value, number of shares authorized: 500 million and 500 million, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	45

Statements of Operations (Unaudited)

iSHARES®, INC.

Six months ended April 30, 2013

	iShares Emerging Markets Corporate Bond Fund	iShares Emerging Markets High Yield Bond Fund	iShares Emerging Markets Local Currency Bond Fund

NET INVESTMENT INCOME
Interest — unaffiliated[a]	$609,189	$6,813,518	$10,475,049
Interest — affiliated (Note 2)	98	369	437

Total investment income	609,287	6,813,887	10,475,486

EXPENSES
Investment advisory fees (Note 2)	85,793	706,444	1,395,119

Total expenses	85,793	706,444	1,395,119

Net investment income	523,494	6,107,443	9,080,367

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated[b]	56,129	(328,339)	(232,464)
Foreign currency transactions	—	—	(3,346,670)

Net realized gain (loss)	56,129	(328,339)	(3,579,134)

Net change in unrealized appreciation/depreciation on:
Investments[c]	100,061	3,184,232	15,129,149
Translation of assets and liabilities in foreign currencies	—	—	23,351

Net change in unrealized appreciation/depreciation	100,061	3,184,232	15,152,500

Net realized and unrealized gain	156,190	2,855,893	11,573,366

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$679,684	$8,963,336	$20,653,733

[a]	Net of foreign withholding tax of $ —, $ — and $678,156, respectively.
[b]	Net of foreign capital gains taxes of $ —, $ — and $653, respectively.
[c]	Net of deferred foreign capital gains taxes of $ —, $ — and $95,566, respectively.

See notes to financial statements.

46	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended April 30, 2013

	iShares Global ex USD High Yield Corporate Bond Fund	iShares Global High Yield Corporate Bond Fund

NET INVESTMENT INCOME
Interest — unaffiliated	$1,106,744	$1,366,597
Interest — affiliated (Note 2)	18	109
Securities lending income — affiliated (Note 2)	—	6,596

Total investment income	1,106,762	1,373,302

EXPENSES
Investment advisory fees (Note 2)	95,204	117,404

Total expenses	95,204	117,404
Less investment advisory fees waived (Note 2)	(25,965)	(32,019)

Net expenses	69,239	85,385

Net investment income	1,037,523	1,287,917

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	148,853	107,923
Foreign currency transactions	(10,823)	1,477

Net realized gain	138,030	109,400

Net change in unrealized appreciation/depreciation on:
Investments	1,057,162	1,662,904
Translation of assets and liabilities in foreign currencies	2,432	457

Net change in unrealized appreciation/depreciation	1,059,594	1,663,361

Net realized and unrealized gain	1,197,624	1,772,761

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,235,147	$3,060,678

See notes to financial statements.

FINANCIAL STATEMENTS	47

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares Emerging Markets Corporate Bond Fund		iShares Emerging Markets High Yield Bond Fund
	Six months ended April 30, 2013 (Unaudited)	Period from April 17, 2012[a] to October 31, 2012	Six months ended April 30, 2013 (Unaudited)	Period from April 3, 2012[a] to October 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$523,494	$265,990	$6,107,443	$675,989
Net realized gain (loss)	56,129	4,611	(328,339)	(23,580)
Net change in unrealized appreciation/depreciation	100,061	573,456	3,184,232	(481,624)

Net increase in net assets resulting from operations	679,684	844,057	8,963,336	170,785

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(469,777)	(206,428)	(5,117,903)	(469,278)

Total distributions to shareholders	(469,777)	(206,428)	(5,117,903)	(469,278)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	15,841,493	20,532,606	87,684,246	166,529,529

Net increase in net assets from capital share transactions	15,841,493	20,532,606	87,684,246	166,529,529

INCREASE IN NET ASSETS	16,051,400	21,170,235	91,529,679	166,231,036

NET ASSETS
Beginning of period	21,170,235	—	166,231,036	—

End of period	$37,221,635	$21,170,235	$257,760,715	$166,231,036

Undistributed net investment income included in net assets at end of period	$113,279	$59,562	$1,196,251	$206,711

SHARES ISSUED
Shares sold	300,000	400,000	1,600,000	3,100,000

Net increase in shares outstanding	300,000	400,000	1,600,000	3,100,000

[a]	Commencement of operations.

See notes to financial statements.

48	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares Emerging Markets Local Currency Bond Fund		iShares Global ex USD High Yield Corporate Bond Fund
	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012	Six months ended April 30, 2013 (Unaudited)	Period from April 3, 2012[a] to October 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$9,080,367	$2,196,632	$1,037,523	$970,827
Net realized gain (loss)	(3,579,134)	(1,881,704)	138,030	(254,500)
Net change in unrealized appreciation/depreciation	15,152,500	1,298,774	1,059,594	727,120

Net increase in net assets resulting from operations	20,653,733	1,613,702	2,235,147	1,443,447

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(6,564,422)	(642,268)	(1,048,433)	(625,715)
Return of capital	—	(867,033)	—	—

Total distributions to shareholders	(6,564,422)	(1,509,301)	(1,048,433)	(625,715)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	423,758,994	176,968,127	16,484,721	25,186,470

Net increase in net assets from capital share transactions	423,758,994	176,968,127	16,484,721	25,186,470

INCREASE IN NET ASSETS	437,848,305	177,072,528	17,671,435	26,004,202

NET ASSETS
Beginning of period	207,753,484	30,680,956	26,004,202	—

End of period	$645,601,789	$207,753,484	$43,675,637	$26,004,202

Undistributed net investment income included in net assets at end of period	$2,515,945	$—	$154,797	$165,707

SHARES ISSUED
Shares sold	8,000,000	3,400,000	300,000	500,000

Net increase in shares outstanding	8,000,000	3,400,000	300,000	500,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares Global High Yield Corporate Bond Fund
	Six months ended April 30, 2013 (Unaudited)	Period from April 3, 2012[a] to October 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,287,917	$1,030,285
Net realized gain (loss)	109,400	(30,820)
Net change in unrealized appreciation/depreciation	1,663,361	770,847

Net increase in net assets resulting from operations	3,060,678	1,770,312

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,227,171)	(848,343)

Total distributions to shareholders	(1,227,171)	(848,343)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	21,014,987	35,247,464

Net increase in net assets from capital share transactions	21,014,987	35,247,464

INCREASE IN NET ASSETS	22,848,494	36,169,433

NET ASSETS
Beginning of period	36,169,433	—

End of period	$59,017,927	$36,169,433

Undistributed net investment income included in net assets at end of period	$248,615	$187,869

SHARES ISSUED
Shares sold	400,000	700,000

Net increase in shares outstanding	400,000	700,000

[a]	Commencement of operations.

See notes to financial statements.

50	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

iShares Emerging Markets Corporate Bond Fund
	Six months ended Apr. 30, 2013 (Unaudited)	Period from Apr. 17, 2012[a] to Oct. 31, 2012
Net asset value, beginning of period	$52.93	$50.00

Income from investment operations:
Net investment income[b]	0.96	1.07
Net realized and unrealized gain[c]	0.19	2.76

Total from investment operations	1.15	3.83

Less distributions from:
Net investment income	(0.91)	(0.90)

Total distributions	(0.91)	(0.90)

Net asset value, end of period	$53.17	$52.93

Total return	2.22%[d]	7.75%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$37,222	$21,170
Ratio of expenses to average net assets[e]	0.60%	0.60%
Ratio of net investment income to average net assets[e]	3.66%	3.87%
Portfolio turnover rate[f]	17%	29%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	51

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

iShares Emerging Markets High Yield Bond Fund
	Six months ended Apr. 30, 2013 (Unaudited)	Period from Apr. 3, 2012[a] to Oct. 31, 2012
Net asset value, beginning of period	$53.62	$50.02

Income from investment operations:
Net investment income[b]	1.52	1.60
Net realized and unrealized gain[c]	1.01	3.40

Total from investment operations	2.53	5.00

Less distributions from:
Net investment income	(1.31)	(1.40)

Total distributions	(1.31)	(1.40)

Net asset value, end of period	$54.84	$53.62

Total return	4.79%[d]	10.21%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$257,761	$166,231
Ratio of expenses to average net assets[e]	0.65%	0.65%
Ratio of net investment income to average net assets[e]	5.62%	5.32%
Portfolio turnover rate[f]	26%	40%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

52	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® INC.

(For a share outstanding throughout each period)

iShares Emerging Markets Local Currency Bond Fund
	Six months ended Apr. 30, 2013 (Unaudited)	Year ended Oct. 31, 2012	Period from Oct. 18, 2011[a] to Oct. 31, 2011
Net asset value, beginning of period	$51.94	$51.13	$49.85

Income from investment operations:
Net investment income[b]	1.02	2.31	0.02
Net realized and unrealized gain[c]	1.62	0.41	1.26

Total from investment operations	2.64	2.72	1.28

Less distributions from:
Net investment income	(0.78)	(0.81)	—
Return of capital	—	(1.10)	—

Total distributions	(0.78)	(1.91)	—

Net asset value, end of period	$53.80	$51.94	$51.13

Total return	5.13%[d]	5.48%	2.57%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$645,602	$207,753	$30,681
Ratio of expenses to average net assets[e]	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[e]	3.91%	4.57%	1.21%
Portfolio turnover rate[f]	21%	61%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended April 30, 2013 and the year ended October 31, 2012 were 30% and 61%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	53

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

iShares Global ex USD High Yield Corporate Bond Fund
	Six months ended Apr. 30, 2013 (Unaudited)	Period from Apr. 3, 2012[a] to Oct. 31, 2012
Net asset value, beginning of period	$52.01	$50.14

Income from investment operations:
Net investment income[b]	1.58	1.94
Net realized and unrealized gain[c]	2.69	1.18

Total from investment operations	4.27	3.12

Less distributions from:
Net investment income	(1.69)	(1.25)

Total distributions	(1.69)	(1.25)

Net asset value, end of period	$54.59	$52.01

Total return	8.38%[d]	6.49%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$43,676	$26,004
Ratio of expenses to average net assets[e]	0.40%	0.40%
Ratio of expenses to average net assets prior to waived fees[e]	0.55%	0.55%
Ratio of net investment income to average net assets[e]	5.99%	6.92%
Portfolio turnover rate[f]	19%	18%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

54	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® INC.

(For a share outstanding throughout each period)

iShares Global High Yield Corporate Bond Fund
	Six months ended Apr. 30, 2013 (Unaudited)	Period from Apr. 3, 2012[a] to Oct. 31, 2012
Net asset value, beginning of period	$51.67	$50.00

Income from investment operations:
Net investment income[b]	1.57	1.82
Net realized and unrealized gain[c]	1.99	1.35

Total from investment operations	3.56	3.17

Less distributions from:
Net investment income	(1.58)	(1.50)

Total distributions	(1.58)	(1.50)

Net asset value, end of period	$53.65	$51.67

Total return	7.02%[d]	6.53%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$59,018	$36,169
Ratio of expenses to average net assets[e]	0.40%	0.40%
Ratio of expenses to average net assets prior to waived fees[e]	0.55%	0.55%
Ratio of net investment income to average net assets[e]	6.03%	6.28%
Portfolio turnover rate[f]	13%	10%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	55

Notes to Financial Statements (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Bond Fund	Diversification Classification
Emerging Markets Corporate	Non-diversified
Emerging Markets High Yield	Non-diversified
Emerging Markets Local Currency	Non-diversified
Global ex USD High Yield Corporate	Non-diversified
Global High Yield Corporate	Non-diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP

56	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

NOTES TO FINANCIAL STATEMENTS	57

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of April 30, 2013. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares Bond Fund and Investment Type	Investments
	Level 1	Level 2	Level 3		Total
Emerging Markets Corporate
Assets:
Corporate Bonds & Notes	$—	$17,547,774	$—		$17,547,774
Foreign Agency Obligations	—	18,782,322	—		18,782,322
Money Market Funds	458,943	—	—		458,943

	$458,943	$36,330,096	$—		$36,789,039

Emerging Markets High Yield
Assets:
Corporate Bonds & Notes	$—	$68,833,371	$—		$68,833,371
Foreign Agency Obligations	—	24,660,800	—		24,660,800
Foreign Government Obligations	—	160,069,999	—		160,069,999
Money Market Funds	1,177,187	—	—		1,177,187

	$1,177,187	$253,564,170	$—		$254,741,357

Emerging Markets Local Currency
Assets:
Foreign Government Obligations	$—	$624,519,411	$—		$624,519,411
Money Market Funds	1,350,129	—	—		1,350,129

	$1,350,129	$624,519,411	$—		$625,869,540

Global ex USD High Yield Corporate
Assets:
Corporate Bonds & Notes	$—	$41,957,328	$0	[a]	$41,957,328
Foreign Agency Obligations	—	488,396	—		488,396
Money Market Funds	1,073	—	—		1,073

	$1,073	$42,445,724	$0	[a]	$42,446,797

Global High Yield Corporate
Assets:
Corporate Bonds & Notes	$—	$57,524,103	$—		$57,524,103
Foreign Agency Obligations	—	209,647	—		209,647
Money Market Funds	4,073,316	—	—		4,073,316

	$4,073,316	$57,733,750	$—		$61,807,066

[a]	Rounds to less than $1.

58	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of April 30, 2013, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

RECENT ACCOUNTING STANDARD

In December 2011, the Financial Accounting Standards Board issued guidance to enhance current disclosure requirements on offsetting of certain assets and liabilities and enable financial statement users to compare financial statements prepared under

NOTES TO FINANCIAL STATEMENTS	59

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

U.S. GAAP and International Financial Reporting Standards (IFRS). The new disclosures are required for investments and derivative financial instruments subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the statement of assets and liabilities. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar agreements. The guidance is effective for financial statements for fiscal years beginning after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Advisor”), an affiliate of BFA, under which BFA pays the Sub-Advisor for services it provides to the iShares Emerging Markets Local Currency Bond Fund, iShares Global ex USD High Yield Corporate Bond Fund and iShares Global High Yield Corporate Bond Fund.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Bond Fund	Investment Advisory Fee
Emerging Markets Corporate	0.60%
Emerging Markets High Yield	0.65
Emerging Markets Local Currency	0.60
Global ex USD High Yield Corporate	0.55
Global High Yield Corporate	0.55

BFA has contractually agreed to waive a portion of its investment advisory fees for the iShares Global ex USD High Yield Corporate Bond Fund and the iShares Global High Yield Corporate Bond Fund through December 31, 2014 in order to limit total annual operating expenses to 0.40% of average daily net assets.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. The Funds benefit from a borrower default indemnity provided by BlackRock. As securities lending agent, BTC bears all operational costs directly related to securities lending as well as the cost of borrower default indemnification. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

60	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

For the six months ended April 30, 2013, BTC earned securities lending agent fees from the Funds as follows:

iShares Bond Fund	Securities Lending Agent Fees
Global High Yield Corporate	$3,551

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain directors and officers of the Company are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended April 30, 2013 were as follows:

iShares Bond Fund	Purchases	Sales
Emerging Markets Corporate	$6,772,750	$4,741,151
Emerging Markets High Yield	61,625,333	54,084,305
Emerging Markets Local Currency	443,563,499	79,592,241
Global ex USD High Yield Corporate	22,445,844	6,324,588
Global High Yield Corporate	9,531,855	5,510,403

In-kind transactions (see Note 4) for the six months ended April 30, 2013 were as follows:

iShares Bond Fund	In-kind Purchases
Emerging Markets Corporate	$13,525,198
Emerging Markets High Yield	84,653,641
Emerging Markets Local Currency	4,018,111
Global High Yield Corporate	16,770,401

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index,

NOTES TO FINANCIAL STATEMENTS	61

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of April 30, 2013, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of April 30, 2013 and the value of the related collateral are disclosed in the statements of assets and liabilities. Securities lending income, as disclosed in the statements of operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

62	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

As of October 31, 2012, the Funds’ fiscal year-end, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares Bond Fund	Non- Expiring
Emerging Markets Corporate	$—
Emerging Markets High Yield	11,104
Emerging Markets Local Currency	123,087
Global ex USD High Yield Corporate	75,095
Global High Yield Corporate	36,747

As of April 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Bond Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Emerging Markets Corporate	$36,118,209	$827,621	$(156,791)	$670,830
Emerging Markets High Yield	252,051,225	5,391,081	(2,700,949)	2,690,132
Emerging Markets Local Currency	608,827,271	29,927,160	(12,884,891)	17,042,269
Global ex USD High Yield Corporate	40,674,417	2,047,511	(275,131)	1,772,380
Global High Yield Corporate	59,377,069	2,627,964	(197,967)	2,429,997

Management has reviewed the tax positions as of April 30, 2013, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	63

Supplemental Information (Unaudited)

iSHARES®, INC.

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares Bond Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Emerging Markets Corporate	$0.90377	$—	$0.00651	$0.91028	99%	—%	1%		100%
Emerging Markets High Yield	1.30976	—	—	1.30976	100	—	—		100
Emerging Markets Local Currency	0.78288	—	—	0.78288	100	—	—		100
Global ex USD High Yield Corporate	1.67355	—	0.01884	1.69239	99	—	1		100
Global High Yield Corporate	1.57926	—	0.00378	1.58304	100	—	0	[a]	100

[a]	Rounds to less than 1%.

64	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	65

Notes:

66	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Markit Indices Limited or Morningstar, Inc., nor are they sponsored, endorsed or issued by Barclays Capital Inc. None of these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2013 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

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iS-SAR-102-0413

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6. Investments.

(a) Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11. Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	June 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	June 27, 2013

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	June 27, 2013